As filed with the Securities and Exchange Commission on
                                February 24, 2003

                                        Securities Act Registration No. 33-58642
                                       Investment Act Registration No. 811-05192



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]

                       Pre-Effective Amendment No.____                    [ ]

                       Post Effective Amendment No. 14                    [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                              Amendment No. 107                           [X]

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT VA-2

                    Ameritas Variable Life Insurance Company
                                    Depositor

                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            ------------------------

                                DONALD R. STADING
                          Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

         [ ] immediately upon filing pursuant to paragraph b
         [X] on May 1, 2003 pursuant to paragraph a of Rule 485
         [ ] on                      pursuant to paragraph b of Rule 485
         If appropriate, check the following box:
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Title of Securities Being Registered: Securities of Unit Investment Trust

                              OVERTURE Annuity III
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

PART A
Form N-4      Item                                    Heading in Prospectus
Item 1.       Cover Page..............................Cover Page
Item 2.       Definitions.............................Definitions
Item 3.       Synopsis or Highlights..................Policy Overview; Charges Tables
Item 4.       Condensed Financial Information.........Financial Information
Item 5.       General Description of Registrant,
              Depositor and Portfolio Companies
              a) Depositor............................Miscellaneous: About Our Company
              b) Registrant...........................Appendix A: Variable Investment Option Portfolios
              c) Portfolio Company....................Appendix A: Variable Investment Option Portfolios
              d) Prospectus...........................Investment Options
              e) Voting...............................Miscellaneous: Voting Rights
              f) Administrator........................N/A
Item 6.       Deductions and Expenses
              a) Deductions...........................Charges Table; Charges
              b) Sales Load...........................Charges Table; Charges
              c) Special purchase plans...............Charges Table; Charges
              d) Commissions..........................Miscellaneous: Distribution of the Policies
              e) Portfolio company deductions and
                 expenses.............................Charges Tables
              f) Registrant's expenses................N/A
Item 7.       General Description of Variable
              Annuity Contracts
              a) Rights...............................Important Policy Provisions; Voting Rights
              b) Provisions and limitations...........Important Policy Provisions
              c) Changes in contracts or operations...Important Policy Provisions
              d) Contract owner inquiries.............Cover Page; Last Page
Item 8.       Annuity Period
              a) Level of benefits....................Policy Distributions
              b) Annuity commencement date............Important Policy Provisions
              c) Annuity payments.....................Policy Distributions
              d) Assumed investment return............N/A
              e) Minimums.............................Important Policy Provisions
              f) Rights to change options or
                 transfer investment base.............Investment Options
Item 9.       Death Benefit
              a) Death benefit calculation............Policy Distributions
              b) Forms of benefits....................Important Policy Provisions
Item 10.      Purchases and Contract Values
              a) Procedures for purchases.............Cover Page; Important Policy Provisions
              b) Accumulation unit value..............Policy Distributions
              c) Calculation of accumulation unit
                 value................................Policy Distributions
              d) Principal underwriter................Miscellaneous: Distribution of the Policies
Item 11.      Redemptions
              a) Redemption procedures................Policy Distributions
              b) Texas Optional Retirement Program....N/A
              c) Delay................................Policy Distributions
              d) Lapse................................Policy Distributions
              e) Revocation of rights.................Important Policy Provisions


Item 12.      Taxes
              a) Tax consequences.....................Tax Matters
              b) Qualified plans......................Tax Matters
              c) Impact of taxes......................Tax Matters
Item 13.      Legal Proceedings.......................Miscellaneous: Legal Proceedings
Item 14.      Table of Contents for Statement of
              Additional Information..................Last Page
PART B
Form N-4      Item                                    Heading in Statement of Additional Information

Item 15.      Cover Page..............................Cover Page
Item 16.      Table of Contents.......................Table of Contents
Item 17.      General Information and History
              a) Name change/Suspended Sales..........N/A
              b) Attribution of Assets................N/A
              c) Control of Depositor.................General Information and History
Item 18.      Services
              a) Fees, expenses and costs.............N/A
              b) Management-related services..........Services
              c) Custodian and independent public
                 accountant...........................Services
              d) Other custodianship..................N/A
              e) Administrative servicing agent.......N/A
              f) Depositor as principal underwriter...N/A
Item 19.      Purchase of Securities Being Offered
              a) Manner of Offering...................N/A
              b) Sales load...........................N/A
Item 20.      Underwriters
              a) Depositor or affiliate as principal
                 underwriter..........................Underwriters
              b) Continuous offering..................Underwriters
              c) Underwriting commissions.............Underwriters
              d) Payments of underwriter..............N/A
Item 21.      Calculation of Performance Data.........Calculation of Performance
Item 22.      Annuity Payments........................N/A
Item 23.      Financial Statements
              a) Registrant...........................Financial Statements
              b) Depositor............................Financial Statements

PROSPECTUS: May 1, 2003


OVERTURE ANNUITY II and ANNUITY III(sm)
Flexible Premium
Deferred Variable Annuity Policies
                  Ameritas Variable Life Insurance Company Separate Account VA-2

         This prospectus describes your Policy (one of the policies identified above), especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. For the flexible premium Policies only, further investment is optional.

         You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios from these series funds:

--------------------------- ------------------------------------------- -----------------------------------------------
                                Series Fund issuing the Subaccount
     Referred to as:                  underlying portfolios:                     Portfolio Advisor - Subadvisors
-------------------------- ------------------------------------------- -----------------------------------------------
ALGER                       The Alger American Fund                  Fred Alger Management, Inc.
--------------------------- ---------------------------------------- -----------------------------------------------
AMERICAN CENTURY            American Century Variable Portfolios,    American Century Investment Management, Inc.
                            Inc.
--------------------------- ---------------------------------------- -----------------------------------------------
AMERITAS PORTFOLIOS         Calvert Variable Series, Inc. Ameritas   Ameritas Investment Corp.
                            Portfolios                               -Fred Alger Management, Inc. (Fred Alger)
                                                                     -David L. Babson & Company Inc. (Babson)
                                                                     -Calvert Asset Management Company, Inc. (Calvert)
                                                                     -John McStay Investment Counsel (McStay)
                                                                     -Massachusetts Financial Services Company (MFS)
                                                                     -Harris Associates, Inc. (Harris/Oakmark)
                                                                     -State Street Global Advisors (State Street)
--------------------------- ---------------------------------------- -----------------------------------------------
CALVERT PORTFOLIOS          Calvert Variable Series, Inc. Calvert    Calvert Asset Management Company, Inc.
                            Portfolios
--------------------------- ---------------------------------------- -----------------------------------------------

DREYFUS                     Dreyfus Investment Portfolios            The Dreyfus Corporation

--------------------------- ---------------------------------------- -----------------------------------------------
FIDELITY                    Variable Insurance Products              Fidelity Management & Research Company
--------------------------- ---------------------------------------- -----------------------------------------------
INVESCO FUNDS               INVESCO Variable Investment Funds, Inc.  INVESCO Funds Group, Inc.
--------------------------- ---------------------------------------- -----------------------------------------------
MFS                         MFS Variable Insurance Trust             Massachusetts Financial Services Company
--------------------------- ---------------------------------------- -----------------------------------------------
SALOMON BROTHERS            Salomon Brothers Variable Series Funds   Salomon Brothers Asset Management Inc.
                            Inc.
--------------------------- ---------------------------------------- -----------------------------------------------
SUMMIT PINNACLE SERIES      Summit Mutual Funds, Inc., Summit        Summit Investment Partners, Inc.
                            Pinnacle Series
--------------------------- ---------------------------------------- -----------------------------------------------
THIRD AVENUE                Third Avenue Variable Series Trust       EQSF Advisers, Inc.
--------------------------- ---------------------------------------- -----------------------------------------------

VAN KAMPEN                  The Universal Institutional Funds, Inc.  Morgan Stanley Investment Management Inc. dba
                                                                     "Van Kampen"

--------------------------- ---------------------------------------- -----------------------------------------------

or you may allocate all or part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

     A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov, select "Filings" and type "Ameritas Variable"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the
                 Policy. Any representation to the contrary is a
                                criminal offense.

          NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

             Ameritas Variable Life Insurance Company (we, us, our)
            Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                     1-800-745-1112. variable.ameritas.com

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                             Ameritas Variable Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                              variable.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Sending Forms, Written Notice and Written Requests in "Good Order." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order". We can only act upon requests that are received in good order.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we will send you the form you need.

                            Make checks payable to:
                   "Ameritas Variable Life Insurance Company"

TABLE OF CONTENTS                                         Begin on Page

     DEFINED TERMS...............................................3
     POLICY OVERVIEW.............................................4
     CHARGES TABLES..............................................6
     FINANCIAL INFORMATION......................................10
     IMPORTANT POLICY PROVISIONS................................10

         Policy Application and Issuance
         Your Policy Value
         Telephone Transactions
         Delay of Payments
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Policy Termination
     INVESTMENT OPTIONS.........................................14
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Model Asset Allocation
         Systematic Transfer programs:
         Dollar Cost Averaging, Portfolio Rebalancing,
           Earnings Sweep

     CHARGES....................................................18

         Withdrawal Charge
         Mortality and Expense Risk Charge
         Administrative Fees
           Administrative Expense Fee, Annual Policy Fee
         Transfer Fee
         Tax Charges
         Fees Charged by the Portfolios

     POLICY DISTRIBUTIONS.......................................20
         Withdrawals
         Loans
         Death Benefit
         Annuity Income Phase
     TAX MATTERS................................................25
         Taxation of Nonqualified Policies
         Taxation of Qualified Policies
         Possible Tax Law Changes
     MISCELLANEOUS..............................................28
         About Our Company
         Distribution of the Policies
         Voting Rights
         Distribution of Materials
         Advertising
         Legal Proceedings
     APPENDIX A: Variable Investment Option Portfolios..........A:1
     APPENDIX B:  Accumulation Unit Values......................B:1
     APPENDIX C:  Tax-Qualified Plan Disclosures................C:1
     Thank You.  If You Have Questions,......................Last Page
     Statement of Additional Information Table of Contents...Last Page

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Beneficiary(ies)

   Owner's Beneficiary(ies) is the person(s) or legal entity who becomes the Policy Owner upon the Owner's death and who receives the death benefit payable upon the Owner's death prior to the Annuity Date. If none is named, those benefits are paid to the Owner's estate.
   Annuitant's Beneficiary(ies) is the person(s) or legal entity who receives the death benefit payable upon the Annuitant's death.
   If either an Owner or Annuitant's Beneficiary is named in the application, but not both, we presume you intend that person(s) or entity to serve both roles.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy means your Policy, which may be one of these flexible premium deferred variable annuity policies: Overture Annuity II or Overture Annuity III. These Policies are no longer being sold. (We currently sell other variable annuity products, each through its own prospectus.)

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Ameritas, AVLIC - Ameritas Variable Life Insurance Company.

Written Notice or Request -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at AVLIC, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required.

           This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain
           features described in this prospectus, may not be available in all states.

           If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents
              and disclosures for information about how some of the
               benefits and rights of the Policy may be affected.

POLICY OVERVIEW

         The following is intended as a summary. Please read each section of this prospectus for additional detail.


         The Overture Annuity II and Overture Annuity III Policies are variable annuity savings vehicles, sold by us between fall-1990 and mid-1996, offering a variety of investment options to help meet long-term financial goals. Associated charges for each Policy are discussed in this prospectus' CHARGES TABLES and CHARGES sections. You can allocate your premiums among a wide spectrum of Separate Account variable investment options and to a Fixed Account fixed interest rate option. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section.


                  COMPARISON TO OTHER POLICIES AND INVESTMENTS

         Compared to fixed annuities. The Policy is like a fixed annuity in most ways except for its variable investment features. The Policy is different from fixed-interest annuities in that, to the extent you select Separate Account variable investment options, your Policy value will reflect the investment experience of the selected variable investment options, so you have both the investment risk (including possible loss of principal) and opportunity, not us.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         Compared to mutual funds. Although the Separate Account variable investment options' underlying portfolios operate like publicly traded mutual funds and have the same investment risks, in many ways the Policy differs from publicly traded mutual fund investments. Unlike publicly traded mutual funds, the Policy has these features:

o    Accumulates capital on a tax-deferred basis.
o A guaranteed minimum return on your investment if you choose a Fixed Account option.
o Can provide annuity payments for the rest of your life or for some other period.
o    Provides a death benefit that could be higher than the value of the Policy.
o Generally defers federal income tax liability on any earnings until you receive a distribution from the Policy.
o You can transfer money from one underlying investment portfolio to another without tax liability.
o Automatically reinvests dividends and capital gains distributed by the variable investment options' underlying portfolios and reflects them in the portfolio's value.
o Deducts from Policy value for insurance benefits not available with direct mutual fund investments.
o Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your premiums.
o    Withdrawals can result in a withdrawal charge.
o You have a short time period to review your Policy and cancel it for a return of premium paid. The terms of this "right to examine" period vary by state (see the cover of your Policy).
o We, not you, own the shares of the variable investment option's underlying portfolios. You have interests in the Separate Account Subaccounts that invest in the underlying portfolios that you select.

                  TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix C to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

                  POLICY OPERATION & FEATURES

Premiums.
o    Minimum initial premium: $2,000.
o Minimum additional premium: $500, or $50 per month if through electronic funds transfer.
o No additional premiums will be accepted after the earlier of the Annuity Date or the Annuitant's 85th birthday without our approval.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.

(See CHARGES TABLES on next pages.)


Deductions from entire Policy value:

o Generally, premium taxes, if any. (Some states levy this tax when premium is paid.)
o    Policy fee, if any.
o    Withdrawal charge, if any.

Deductions from Separate Account assets only:
o    Mortality and expense risk charge.
o    Administrative expense charge.
o    Underlying portfolio investment advisory fees and operating expenses.

Withdrawals.
o Withdrawal charges may apply to withdrawals under the base Policy in excess of the "free" withdrawal limits. After a premium is made, withdrawal charges apply for 7 years.
o   Each withdrawal must be at least $250.

                      -----------------
                          Premiums
                      -----------------
---------------------------------------------------------
        Ameritas Variable Life Insurance Company
---------------------------------------------------------
                   Investment Options
-------------- -- ---------------------------------------
    Fixed
   Account           Ameritas Variable Life Insurance
                                 Company
Policy Value               Separate Account VA-2
 receives a
 guaranteed            Variable Investment Options
    fixed         Policy value may vary daily depending
  interest          upon the investment performance of
    rate.               the underlying portfolios.
-------------- -- ---------------------------------------
                             The Subaccounts
-------------- -- ------------ ------------- ------------
                       A            B           Etc.
-------------- -- ------------ ------------- ------------
                  Underlying    Underlying      Etc.
                  Portfolio A  Portfolio B
--------------    ------------ ------------- ------------

            Charges (Deductions from Assets)

-------------------    ---------------    ---------------
   Withdrawals             Death             Annuity
                          Benefit         Income Options
-------------------    ---------------    ---------------

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o A standard death benefit is paid upon the death of the Annuitant unless the guaranteed minimum death benefit is payable.

                  POLICY PHASES

         The Policy is a deferred annuity: it has an accumulation (or deferral) phase and an annuity income phase.

         Accumulation Phase. During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

         Annuity Income Phase. The accumulation phase ends and the annuity income phase begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the Annuitant's 85th birthday. During the annuity income phase, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

CHARGES TABLES
-------------------------------------------------------------------------------
Some charges are rounded. Charges shown are maximums, and may be less in certain states.
                  BASE POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

-------------------------------------------------------------- ---------------------------- ---------- --------------
                                                                                                         Guaranteed
BASE POLICY TRANSACTION CHARGES                                       When Deducted           Current      Maximum
-------------------------------------------------------------- ---------------------------- ---------- --------------
WITHDRAWAL CHARGE SCHEDULE (7 year)                            The Withdrawal Charge is a
          Years since receipt of premium                       percentage of each premium
----- ---- ---- ----- ---- ---- ---- ---- -----                withdrawn, according to        See Chart
       1    2    3     4    5    6    7    8+                  the schedule shown to the      at left        6%
----- ---- ---- ----- ---- ---- ---- ---- -----                left.  There is no additional
      6%   6%    6%   5%   4%   3%   2%    0%                  monthly charge from Policy
                                                               value for this Withdrawal
                                                               Charge Schedule.
-------------------------------------------------------------- ---------------------------- ---------- --------------
TRANSFER FEE (per transfer)                                    First 15 transfers per year     NONE         NONE
                                                               Each additional transfer        $10          $10
-------------------------------------------------------------- ---------------------------- ---------- --------------
         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.
-------------------------------------------------------------- --------------------------- ----------- --------------

-------------------------------------------------------------- ---------------------------- ---------- --------------
BASE POLICY PERIODIC CHARGES                                                                             Guaranteed
(other than Subaccount portfolio operating expenses)                  When Deducted           Current     Maximum
Deducted from Separate Account value                                                         (annual)     (annual)
---------------------------------------------------------------------------------------------------------------------
ANNUAL POLICY FEE Deducted from Policy value
-------------------------------------------------------------- --------------------------- ----------- --------------
ANNUAL POLICY FEE                                                    At each Policy
                  Overture Annuity II Policy                    Anniversary and complete      $48           $50
                  Overture Annuity III Policy                          surrender.             $50           $50
---------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
-------------------------------------------------------------- --------------------------- ----------- --------------
MORTALITY & EXPENSE RISK CHARGE                                          Daily               1.25%         1.25%
-------------------------------------------------------------- --------------------------- ----------- --------------
ADMINISTRATIVE EXPENSE FEE                                              Annually             0.20%         0.20%
------------------------------------------------------------------------------------------ ----------- --------------
        TOTAL Separate Account Annual Expenses                                               1.45%         1.45%
------------------------------------------------------------------------------------------ ----------- --------------
                  OPTIONAL FEATURE CHARGES

         The next tables describe the additional fees and expenses that you may elect to pay periodically for optional features during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

Overture Annuity II Policy
-------------------------------------------------------------- --------------------------- ----------- --------------
OPTIONAL FEATURE PERIODIC CHARGES                                                                        Guaranteed
(other than Subaccount portfolio operating expenses).                 When Deducted           Current     Maximum
Deducted from Policy value                                                                   (annual)     (annual)
-------------------------------------------------------------- --------------------------- ----------- ---------------
Critical Needs Waiver of Withdrawal Charges                               NA                  NONE         NONE
-------------------------------------------------------------- --------------------------- ----------- --------------
Overture Annuity III Policy
-------------------------------------------------------------- ---------------------------- ---------- --------------
OPTIONAL FEATURE PERIODIC CHARGES                                                                        Guaranteed
(other than Subaccount portfolio operating expenses).                 When Deducted           Current     Maximum
Deducted from Policy value                                                                   (annual)     (annual)
---------------------------------------------------------------------------------------------------------------------
Critical Needs Waiver of Withdrawal Charges                               NA                  NONE         NONE
-------------------------------------------------------------- --------------------------- ----------- --------------
OPTIONAL GUARANTEED  MINIMUM DEATH BENEFIT                                NA                  NONE         NONE
--------------------------------------------------------------------------------------------------------------------


PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2002)

         The next item shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
   Expenses that are deducted from portfolio company assets, including               Minimum              Maximum
   management fees, distribution and/or service (12b-1) fees, and other expenses
---------------------------------------------------------------------------- -------------------- --------------------
Before any Waivers and Reductions                                                   0.36%                 2.38%
---------------------------------------------------------------------------- -------------------- --------------------
After any Waivers and Reductions (explained in the footnotes to these               0.34%(2)              1.85%(9)
tables)
---------------------------------------------------------------------------- -------------------- --------------------

---------------------------------------------------------------------------- -------------------- --------------------
                                                                              Total                 Total Expenses
Subaccount's underlying                    Management    12b-1     Other      Fund    Waivers and   after Waivers and
Portfolio Name                                Fees       Fees      Fees       Fees    Restrictions  Reductions, if any
---------------------------------------------------------------------------- -------------------- --------------------
ALGER
o    Alger American Balanced                 0.75%         -       0.10%      0.85%        -            0.85%
o    Alger American Leveraged AllCap         0.85%         -       0.07%      0.92%        -            0.92%
AMERICAN CENTURY                                           -
o    VP Income & Growth                      0.70%         -         -        0.70%        -            0.70%
AMERITAS PORTFOLIOS (subadvisor) (1)
o    Ameritas Growth (Fred Alger)            0.80%         -       0.10%      0.90%       0.01%         0.89%
o    Ameritas Income & Growth (Fred Alger)   0.68%         -       0.12%      0.80%       0.02%         0.78%
o    Ameritas MidCap Growth (Fred Alger)     0.85%         -       0.11%      0.96%       0.02%         0.94%
o    Ameritas Small Company Equity (Babson)  1.17%         -       1.21%      2.38%       0.88%         1.50%
o    Ameritas Money Market   (Calvert)       0.25%         -       0.13%      0.38%       0.02%         0.36%(2)
o    Ameritas Small Capitalization (McStay)  0.90%         -       0.21%      1.11%       0.11%         1.00%
o    Ameritas Emerging Growth (MFS Co.)      0.80%         -       0.41%      1.21%       0.26%         0.95%
o    Ameritas Growth With Income (MFS Co.)   0.80%         -       0.52%      1.32%       0.34%         0.98%
o    Ameritas Research (MFS Co.)             0.80%         -       0.61%      1.41%       0.45%         0.96%
o    Ameritas Select (Harris/Oakmark)        0.97%         -       0.48%      1.45%         -           1.45%
o    Ameritas Index 500 (State Street)       0.29%         -       0.15%      0.44%       0.06%         0.38%
CALVERT PORTFOLIOS
o    CVS Income                              0.70%         -       0.50%      1.20%       0.22%         0.98%(3)
o    CVS Social Balanced                     0.70%         -       0.18%(4)   0.88%         -           0.88%
o    CVS Social Equity                       0.70%         -       0.64%      1.34%       0.36%         0.98%(3)
o    CVS Social International Equity         1.10%         -       0.51%(4)   1.61%         -           1.61%
o    CVS Social Mid Cap Growth               0.90%         -       0.23%(4)   1.13%         -           1.13%
o    CVS Social Small Cap Growth             1.00%         -       0.39%(4)   1.39%         -           1.39%
FIDELITY (Initial Class)
o    VIP Asset Manager                       0.53%        -        0.11%      0.64%         -           0.64%(5)
o    VIP Asset Manager: Growth               0.58%        -        0.15%      0.73%         -           0.73%(5)
o    VIP Contrafund(R)                       0.58%        -        0.10%      0.68%         -           0.68%(5)
o    VIP Equity-Income                       0.48%        -        0.10%      0.58%         -           0.58%(5)
o    VIP Growth                              0.58%        -        0.10%      0.68%         -           0.68%(5)
o    VIP High Income                         0.58%        -        0.13%      0.71%         -           0.71%(5)
o    VIP Investment Grade Bond               0.43%        -        0.11%      0.54%         -           0.54%
o    VIP Overseas                            0.73%        -        0.19%      0.92%         -           0.92%(5)
INVESCO FUNDS
o    VIF-Dynamics(6)                         0.75%        -        0.33%      1.08%         -           1.08%
MFS
o    New Discovery                           0.90%        -        0.19%(7)(8)1.09%       0.03%         1.06%
o    Strategic Income                        0.75%        -        0.37%(7)(8)1.12%       0.20%         0.92%
o    Utilities                               0.75%        -        0.18%(7)   0.93%         -           0.93%
MORGAN STANLEY
o    Emerging Markets Equity                 1.25%        -        0.87%      2.12%       0.27%         1.85%(9)
o    Global Value Equity                     0.80%        -        0.48%      1.28%       0.13%         1.15%(9)
o    International Magnum                    0.80%        -        0.54%      1.34%       0.18%         1.16%(9)
o    U.S. Real Estate                        0.80%        -        0.35%      1.15%       0.05%         1.10%(9)
SALOMON BROTHERS
o    Variable All Cap                        0.85%        -        0.17%      1.02%       0.02%(10)     1.00%
SUMMIT PINNACLE SERIES(11)
o    Nasdaq-100 Index                        0.35%        -        0.30%      0.65%         -           0.65%
o    Russell 2000 Small Cap Index            0.35%        -        0.40%      0.75%         -           0.75%
o    S&P MidCap 400 Index                    0.30%        -        0.30%      0.60%         -           0.60%
THIRD AVENUE
o   Third Avenue Value (12)                  0.90%        -        0.40%      1.30%         -           1.30%

(1) The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2002, as reflected above, except for Ameritas Select, which has a cap of 1.50%.

(2) AIC may recapture fees waived and/or reimbursed for the Ameritas Money Market portfolio. Such recapture is permitted, after taking into account the fee recapture, only to the extent that the expense ratio of the Ameritas Money Market portfolio does not exceed 0.36%. The adviser may recapture fees until December 31, 2002, the expiration of the recapture period.

(3) Expenses are based on estimates for the portfolio's upcoming fiscal year. The adviser has contractually agreed to limit annual portfolio operating expenses to 0.98% for the fiscal year ending December 31, 2002.

(4) "Other Fees" reflect an indirect fee resulting from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be as follows:
                  CVS Social Balanced                        0.87%
                  CVS Social International Equity            1.54%
                  CVS Social Mid Cap Growth                  1.10%
                  CVS Social Small Cap Growth                1.22%

(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the fund prospectus for details.

(6) The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 1.05%. This arrangement may be discontinued by the fund's manager at any time.

     The fund's actual other expenses and total annual fund operating expenses were lower than the figures shown because the custodian fees were reduced under an expense offset arrangement. Certain expenses of the INVESCO portfolios were absorbed voluntarily by INVESCO in order to ensure that expenses for the fund, excluding any expense offset arrangements, did not exceed the "Total Expenses" stated in the table. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the fund's other and total annual fund operating expenses were insignificant for the year ended December 31, 2001.

(7) Each MFS portfolio has an expense offset arrangement which reduces the portfolio's custodian fee based upon the amount of cash maintained by the portfolio with its custodian and dividend disbursing agent. Each portfolio may enter into other such arrangements and directed brokerage arrangements, (which would also have the effect of reducing the portfolio's expenses). "Other Fees" do not take into account these expense reductions and are therefore higher than the actual expenses of the portfolio. Had these fee reductions been taken into account, "Total Expenses (reflecting waivers and/or reimbursements, if any)" would be lower and would equal:
                  New Discovery Series                       1.05%
                  Strategic Income Series                    0.90%
                  Utilities Series                           0.92%

(8) MFS has contractually agreed, subject to reimbursement, to bear expenses for the MFS Global Governments and MFS New Discovery Series and Strategic Income series such that the each portfolio's "Other Fees" (after taking into account the expense offset arrangement described above) do not exceed 0.15% of the average daily net assets of the portfolio during the current fiscal year. The MFS Utilities portfolio Series has no such limitation. These contracted contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees who oversees the portfolio series.

(9) The portfolio's investment adviser has voluntarily agreed to reduce its management fee and/or reimburse each portfolio so that total annual operating expenses for each portfolio will not exceed:
                  Emerging Markets Equity                    1.75%
                  Global Value Equity                        1.15%
                  International Magnum fund                  1.15%
                  U.S. Real Estate fund                      1.10%
     The investment adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

     In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing are excluded from annual operating expenses. If these expenses were incurred, the portfolio's total expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown above.

     For the year ended December 31, 2001, after giving effect to the above voluntary management fee waiver and/or expense reimbursement, the total expenses for each portfolio, including certain investment related expenses, were as stated in the table.

(10) The manager voluntarily reimbursed the fund for certain expenses during the period ended December 31, 2001. Without this reimbursement, the fund's Total Expenses would have been 1.2702%. The manager may discontinue the waiver at any time.

(11) Total operating expenses in excess of those stated for each Summit portfolio are paid by the investment adviser. The S&P MidCap 400(R) Index is a trademark of The McGraw-Hill Companies, Inc. The Nasdaq-100(R) Index is a trademark of The Nasdaq Stock Market, Inc. The Russell 2000(R) Index is a trademark of the Frank Russell Company. These trademarks have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by any of the licensing organizations, and they make no representation or warranty regarding the Funds, and bear no liability with respect to the Funds.

(12) Under current arrangements, whenever, in any fiscal year, the portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the portfolio's average net assets, the adviser is obligated to reimburse the portfolio in an amount equal to that excess.


         Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

                  EXAMPLES OF EXPENSES

         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract charges, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.


Overture Annuity II Policy
-------------------------------------------------------------------------------------------------------------------------
                      Surrender Policy at the end of    Annuitize Policy at the end of     Policy is neither surrendered
                      the time period. ($)                   the time period. ($)                nor annuitized. ($)
--------------------------------------------------- --------------------------------- -----------------------------------
EXAMPLE                 1 Yr   3 Yr   5 Yr   10 Yr       1 Yr   3 Yr   5 Yr   10 Yr          1 Yr   3 Yr   5 Yr   10 Yr
--------------------------------------------------- --------------------------------- -----------------------------------
Maximum
Policy Expenses(1)

Minimum
Policy Expenses(2)
-------------------------------------------------------------------------------------------------------------------------

1) Maximum Policy Expense Charges. This example assumes maximum charges of 1.45% for Separate Account annual expenses, a $50 guaranteed maximum Policy fee (although our current base Policy fee is $48), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies.

(2) Minimum Policy Expense Charges. This example assumes current charges of 1.45% for Separate Account annual expenses, a $48 current Policy fee, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies.


Overture Annuity III Policy
-------------------------------------------------------------------------------------------------------------------------
                      Surrender Policy at the end of    Annuitize Policy at the end of     Policy is neither surrendered
                      the time period. ($)                   the time period. ($)                nor annuitized. ($)
--------------------------------------------------- --------------------------------- -----------------------------------
EXAMPLE                 1 Yr   3 Yr   5 Yr   10 Yr       1 Yr   3 Yr   5 Yr   10 Yr          1 Yr   3 Yr   5 Yr   10 Yr
--------------------------------------------------- --------------------------------- -----------------------------------
Maximum
Policy Expenses(1)

Minimum
Policy Expenses(2)
-------------------------------------------------------------------------------------------------------------------------


(1) Maximum Policy Expense Charges. This example assumes maximum charges of 1.45% for Separate Account annual expenses, a $50 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies.

(2) Minimum Policy Expense Charges. This example assumes current charges of 1.45% for Separate Account annual expenses, a $50 current Policy fee, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies.

FINANCIAL INFORMATION

         We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix B. Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

IMPORTANT POLICY PROVISIONS

         The OVERTURE ANNUITY II and OVERTURE ANNUITY III Policies are flexible premium deferred variable annuity policies, with the ANNUITY II sold between fall 1990 and mid-1993, and the ANNUITY III sold between mid-1993 and mid-1996. Each Policy allows you to save and invest your assets on a tax-deferred basis. A feature of each Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if the Annuitant dies before those payments begin, the Policy will pay a death benefit to the Annuitant's Beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit

                  POLICY APPLICATION AND ISSUANCE

         The Policies addressed in this Prospectus are no longer being sold. To purchase a Policy, you must have submitted an application and a minimum initial premium. A Policy usually was issued only if you and the Annuitant were age 0 through 85, rounded to the nearest birthday. We have always reserved the right to reject any application or premium for any reason.

      Replacing an existing annuity policy is not always your best choice.
                      Evaluate any replacement carefully.

         If your application was in good order upon receipt, we credited your initial net premium to the Policy value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application was incomplete or otherwise not in good order, we contacted you within five Business Days to explain the delay; at that time we refunded your initial premium unless you consented to our retaining it to apply it to your Policy once all Policy issuance requirements were met.

         The Policy Date is the date two days after we received your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. Generally, no Policy was dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

         You could purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, 403(b)
(TSAs), and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' TAX MATTERS section for details.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Variable Life Insurance Company." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant may not exceed $1 million without our consent.

         Initial Premium
          o    The only premium required. All others are optional.
          o Must have been at least $2,000. We reserved the right to change these premium requirements, and to accept a smaller initial premium if payments were established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

         Additional Premiums
          o Must be at least $500; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
          o Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 85th birthday or (ii) the Annuity Date.

o                 Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

         "Right to Examine" Period Allocations
         Return of Value State. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.

         Return of Premium States and IRA plan Policies. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period and for all IRA plan Policies, we will hold the portion of your initial premium allocated to the Separate Account in the Ameritas Money Market Subaccount for 13 days. Then, we will invest your initial premium in the variable investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

                  YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for charges under the Policy.


o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b)  the daily administrative expense fee; minus
          (c) the daily mortality and expense risk charge; and this result divided by
          (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.


o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:

          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any net premiums credited since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
          (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy Month; minus
          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary, plus
          (g)  interest credited on the Fixed Account balance.

          TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full surrender or partial withdrawals from the Fixed Account for up to 6 months from the date we receive your Written Notice.

         BENEFICIARY

         You may change Policy Beneficiary(ies) (Owner's Beneficiary and Annuitant's Beneficiary) by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the Owner's Beneficiary, and the Owner's Beneficiary named in the Policy application or subsequently changed will be deemed the contingent Owner's Beneficiary. If both joint Owners die simultaneously and, any death benefit payable because of an Owner's death will be paid to the contingent Owner's Beneficiary.

         If the Owner's Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit payable upon your death, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

         If there is no named Owner's Beneficiary or Annuitant's Beneficiary, or either dies before you, then you or your estate is the Beneficiary until you name a new Beneficiary. If you have either a named Annuitant's Beneficiary or Owner's Beneficiary, but not both, we will presume you intend the named person(s) or legal entity to serve both beneficiary roles.

         The Annuitant's Beneficiary receives the death benefit payable upon the Annuitant's death. The Owner's Beneficiary assumes ownership of the Policy upon the Owner's death, and also then receives distribution of Policy assets pursuant to federal tax requirements. (If the Owner and Annuitant are the same person, proceeds are paid to the Annuitant's Beneficiary.)

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY
DISTRIBUTIONS: Withdrawals section for more information.

INVESTMENT OPTIONS

     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

     You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in Appendix A to this prospectus.

The value of your Policy will go up () or down () based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

     SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS (also see Appendix A)

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or AVLIC. The Separate Account was established as a separate investment account of AVLIC under Nebraska law on May 28, 1987. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

     The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
     Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
     You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

                 You bear the risk that the variable investment
                    options you select may fail to meet their
                  objectives, that they could go down in value,
                       and that you could lose principal.

              Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

o        Adding, Deleting, or Substituting Variable Investment Options

         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Ameritas Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 4.5% per year in the Overture Annuity II Policy, and at least 3.5% per year in the Overture Annuity III Policy, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. We reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

          Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.

          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time. Fax requests must be sent to us at 402-467-7923. We will process any requests faxed elsewhere as of the day they are received by our trading unit.

          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $100 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

          o Free Transfers: Overture Annuity II and III Policies: The first 12 transfers each Policy Year are free on Annuity II. The first 15 transfers each Policy Year are free on Annuity III.
          o After all free transfers have been made, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account, so is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the free transfer limit.

          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program) may be delayed up to six months, and is allowed as follows:
               - Overture Annuity II Policy: a transfer from the Fixed Account may be made only on or within 30 days after the Policy Anniversary.
                    - 100% of the Fixed Account value may be transferred to the Subaccounts.
          o Overture Annuity III Policy: a transfer from the Fixed Account may be made only once each Policy Year and is limited to the greater of:
               - 25% of the Fixed Account value on the date of the initial transfer during that year;
               - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
               -    $1,000.

          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
          o If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         Model Asset Allocation

o This program rebalances your Policy value based on the terms of the program. Different asset allocation models may be available over the lifetime of the Policy; however, only one such program can be in effect at any one time.

         SYSTEMATIC TRANSFER PROGRAMS


         We offer several systematic transfer programs. We reserve the right to alter, assess a charge, or terminate these programs upon thirty days written notice.


o        Dollar Cost Averaging

         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss and result in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Program Rules:


          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month Anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.

o        Earnings Sweep
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your sweep instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

CHARGES

         The following adds to information provided in the CHARGES TABLES section. Please review both prospectus sections for information on charges.

         WITHDRAWAL CHARGE

         We will deduct a withdrawal charge from Policy value upon a full surrender or partial withdrawal that exceeds the "free" withdrawal amount or does not qualify for a critical needs waiver of the withdrawal charge, and also from any Policy value paid out due to the Owner's death while withdrawal charges apply. (The "free" withdrawal feature and amount and critical needs waiver of withdrawal charges are described in this prospectus' POLICY DISTRIBUTIONS section.) A withdrawal charge will not be deducted on the date annuity income payments begin from amounts applied to provide annuity payments. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge.

         The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. Policy value is withdrawn by considering earnings to be withdrawn before any premium is withdrawn; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to earnings plus premiums received at least "x" years prior to the withdrawal and not considered having been previously withdrawn, where "x" is the number of years in the withdrawal charge period. When premium is withdrawn, the oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis).

         MORTALITY AND EXPENSE RISK CHARGE

         We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

         ADMINISTRATIVE FEES

         Administrative fees help us cover our cost to administer your Policy.

         Administrative Expense Fee
         This fee is equal to an annual rate of the value of the net assets in the Separate Account, deducted on the last day of each Policy year; for Annuity III also deducted at the time of surrender.

         Annual Policy Fee
         We reserve the right to charge an annual Policy fee.

         Any Policy Fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount or the Fixed Account bears to the total Policy value. The Policy Fee may be subject to maximum limits in certain states.

          TRANSFER FEE

          The first 12 transfers per Policy Year from Subaccounts or the Fixed Account are free on Annuity II. The first 15 transfers per Policy Year are free on Annuity III.

          A transfer fee may be imposed for any transfer in excess of the free transfer limit. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

         TAX CHARGES

         Some states and municipalities levy a tax on annuities, ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Depending upon when any tax is paid by us in the state governing your Policy, we deduct a charge for the tax either (a) from premiums as they are received, (b) upon surrender of the Policy, (c) upon your death, or (d) upon applying Policy proceeds to an annuity income payout option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

         FEES CHARGED BY THE PORTFOLIOS

         Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES TABLES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

WAIVER OF CERTAIN CHARGES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy.

         Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

POLICY DISTRIBUTIONS

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional feature guaranteed minimum death benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for "free" partial withdrawals, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to:
    -   Income Tax
    -   Penalty Tax
    -   Withdrawal Charge
Even so called "free" withdrawals may be subject to the tax charges.

         Earnings are deemed to be withdrawn before any premium; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to earnings plus premiums received at least 8 years prior to the withdrawal and not considered having been previously withdrawn (the number of years in the withdrawal charge period). There also may be no withdrawal charge if the amount withdrawn is less than the "free" withdrawal amount permitted under the Policy or is withdrawn pursuant to a critical needs waiver of withdrawal charges. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

         Withdrawal Rules
          o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.


         AVLIC and the Separate Account will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-6153. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.


o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

o        "Free" Withdrawal Feature
         Each Policy Year, you may withdraw up to the greater of Policy earnings or 10% of your Policy value without deduction of a withdrawal charge. The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.

o        Critical Needs Waiver of Withdrawal Charges
         Under a no-cost Policy Rider issued with the Policy, where available, withdrawal charges that would otherwise apply are waived on any withdrawal made while the Annuitant experiences a critical need and meets the following requirements:
          o The Annuitant must have been age 65 or younger when the Policy and this Rider were issued;
          o This Rider must have been in force for 1 year before a critical need waiver may be claimed on a withdrawal;
          o Policy value must exceed $5,000 before a withdrawal can be made under this Rider;
          o No additional premium is allowed to be applied to the Policy during the waiver period; and
          o The Annuitant qualifies under one of the following critical needs:

           Terminal Illness. A terminal illness is a non-correctable medical condition resulting from sickness or injury that, with a reasonable degree of medical certainty, will result in the Annuitant's death within 12 months or less from the date of written confirmation of such illness from a duly licensed physician (unrelated to you or the Annuitant). We reserve the right to have the Annuitant diagnosed with such illness examined by a licensed physician of our choice and at our expense.

           Nursing Home Confinement. Confinement, upon the recommendation of a licensed physician (unrelated to you or the Annuitant), for 90 or more consecutive days to a qualified medical care facility as defined in the Rider. Proof of continued confinement may be required for the waiver to remain in effect. The waiver may continue for up to 90 days after release from confinement.

         LOANS (403B PLANS ONLY)

         Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000. We do not charge any loan fee. These Owners can take loans from the Policy value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy Year. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.)

         Minimum and Maximum Loan Amounts
         Minimum - $1,000. Each loan must individually satisfy this minimum amount.
         Maximum - We will calculate the maximum nontaxable loan amount based upon information provided by the plan participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all your outstanding TSA loans must not exceed the lesser of (i) $50,000 reduced by the highest outstanding balance owned during the previous 12 months, or (ii) 50% of your Policy value.

         How Loans are Processed
         All loans are made from our general account. We transfer Policy value to our general account as security for the loan. The transfer is made in proportion to assets in and among the Subaccounts and in the Fixed Account, unless you give us different allocation instructions. No withdrawal charge is levied upon Policy value transfers related to loan processing. We are usually able to process a loan request within 7 Business Days.

         Loan Interest
         Interest rate charged on loan balance: currently 7.5% effective annual rate; the guaranteed maximum rate is 8.0%.
         Interest rate credited to loan balance: currently 4.5% effective annual rate; guaranteed minimum rate is 4.5% for the Overture Annuity II Policy, and 3.5% for the Overture Annuity III Policy.

         Specific loan terms are disclosed at the time of loan application or issuance.

         Loan Repayment
         Loans must be repaid within 5 years, or 20 years if the loan is used to purchase your principal residence. Loan repayments must be identified as such; if they are not, we will treat them as additional premium payments and they will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Subaccounts and Fixed Account pursuant to your then current investment option allocation instructions. Any repayment due under the loan that is unpaid for 90 days will cause the loan balance to become immediately due without notice. The loan will then be treated as a deemed Policy distribution and reported as income to be taxed to the Owner.

         Policy Distributions, including Annuity Income Payments
         While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

         Transferring the Policy
         We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

         DEATH BENEFIT

o        Annuitant's Death Benefit

         We will pay the Annuitant's death benefit after we receive Due Proof of Death of the last Annuitant's death or as soon thereafter as we have sufficient information about the Annuitant's Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the Annuitant's Beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the Annuitant's Beneficiary.

An Annuitant's death benefit is payable upon:
     -   Your Policy being in force;
     -   Receipt of Due Proof of Death of the Annuitant's death;
     -   Election of an annuity income option; and
     - Proof that the Annuitant died before any annuity payments begin. "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

         Standard Annuitant's Death Benefit
         Upon the Annuitant's death before the Annuity Date, the Policy will end, and we will pay a death benefit to the named Annuitant's Beneficiary. The death benefit equals the larger of:
          - your Policy value (without deduction of the withdrawal charge) on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
          -    the sum of net premiums, less partial withdrawals.

         If you, a joint Owner, or the Annuitant dies on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o        IRS Required Distribution Upon Death of Owner

         Upon the Owner's death, the Owner's Beneficiary becomes the new Policy Owner and can determine how to distribute Policy value pursuant to IRS requirements. Until a distribution election is made, the Owner's Beneficiary controls Policy value (right to make transfers, etc.). Federal law requires that if your Policy is tax non-qualified and you, the Owner, die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Owner's Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Owner's Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' Appendix C.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the IRS required distribution. The "primary Annuitant" is that individual whose life affects the timing or the amount of any death benefit paid under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

         Any IRS required distributions made upon the Owner's death while withdrawal charges apply will incur a withdrawal charge. The withdrawal charge will be deducted from the amount of each payment made.

                  ANNUITY INCOME PHASE

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the Annuitant. The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments:
     - require investments to be allocated to our general account, so are not variable.
     -   may be subject to a withdrawal charge.
     -   may be taxable and, if premature, subject to a tax penalty.

         Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied to Policy value placed under any annuity income option involving life contingencies (Option 4 or 5) at least two years after the last premium payment. If premiums have been paid within two years of annuitization involving life contingencies, the withdrawal charge will be based only on those premiums.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o        When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o        Selecting an Annuity Income Option
The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

         If you die before the Annuity Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o        Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Annuitant dies, we will pay any unpaid guaranteed payments to the payee's Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: If you elect an annuity income option solely dependent upon the Annuitant's survival (Option 4 or 5), it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum.  Proceeds are paid in one sum.

TAX MATTERS

         The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax consideration relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

         When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest money (generally on a pre-tax basis) in an annuity as part of a pension or retirement plan that is subject to requirements and may have additional benefits under the Internal Revenue Code beyond those generally applicable to annuities (e.g., "qualified plan" such as IRAs, TSAs, and the like), your contract is called a "Qualified Policy." Other annuities, in which already taxed money is invested (other than as part of a qualified plan which can accept after-tax deposits), are referred to as a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

         TAXATION OF NONQUALIFIED POLICIES

         If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Policy value over the investment in the Policy (generally, the premiums paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

         The following discussion generally applies to Policies owned by natural persons.

o Withdrawals. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Policy value immediately before the distribution over the Owner's investment in the Policy (generally, the premiums paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

o Penalty Tax on Certain Withdrawals. In the case of a distribution from a Nonqualified Policy, a federal tax penalty equal to 10% of the amount treated as income may be imposed. In general, however, there is no penalty on distributions: made on or after the taxpayer reaches age 59 1/2; made on or after an Owner's death; attributable to the taxpayer's becoming disabled; or made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

o Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

o Taxation of Death Benefit Proceeds. Amounts may be distributed from the Policy because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under an annuity income option, they are taxed in the same way as annuity payments.

o Transfers, Assignment or Exchanges of a Policy. A transfer or assignment of ownership of the Policy, the designation of an annuitant, the selection of certain dates for annuity payments to begin, or the exchange of the Policy may result in certain tax consequences to you that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

o Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

o Withholding for Nonresident Alien Owners. Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

o Multiple Policies. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount of gain includible in such Owner's income when a taxable distribution occurs.

o Further Information. We believe that the Policy qualifies as an annuity contract for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

         TAXATION OF QUALIFIED POLICIES

         The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.

o Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of (1) $3,000 in Years 2003-2004, $4,000 in 2005-2007, and $5,000 in 2008 and thereafter, or (2) 100% of adjusted gross income. For individuals who reach age 50 before the close of the tax year, the contribution limit is increased to $3,500 per year for tax years 2003-2004, $4,500 for 2005, $5,000 for 2006-2007 and $6,000 for 2008 and
   thereafter. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the optional guaranteed minimum death benefit provision(s) in the Policy comports with IRA qualification requirements.



o Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amount with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA income tax and a 10% penalty tax may apply to distributions made (1) before age 592 (subject to certain exception) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

o Corporate Pension and Profit-sharing Plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes guaranteed minimum death benefit options that in some cases may exceed the greater of the premiums or the Policy value. The standard death benefit or optional guaranteed minimum death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

o Nontransferrability. You may not transfer, assign or sell your tax-qualified policy to anyone (except in the case of transfer incident to divorce).

o Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from Qualified Policies generally are subject to withholding for the Owner's Federal Income Tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

         POSSIBLE TAX LAW CHANGES

         Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

         We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

MISCELLANEOUS
                  ABOUT OUR COMPANY
         Ratings:
         A.M. Best - A (Excellent), third highest of Best's 15 ratings for financial strength and operating performance.
         Standard & Poor's - AA (Very Strong), third highest of S&P's 21 ratings for insurer financial strength.
         (These ratings do not bear on the investment performance of assets held in the Separate Account or on the degree of risk in investments in the Separate Account.)

         Awards:

         2002 Dalbar Annuity Service Award. DALBAR, Inc., an independent research firm, presents annual awards to acknowledge the highest tier of service success among the financial service companies rated.
         AVLIC was recognized for the fourth consecutive year. The Service Center call center ranked first overall each month during 2002 and finished the year number one in all categories.

         Ameritas Variable Life Insurance Company issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas Life Insurance Corp., Nebraska's first insurance company - in business since 1887, and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. Our home office and Service Office address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See page 2 of this prospectus, or the cover page or last page for information on how to contact us.)

         We are engaged in the business of issuing life insurance and annuities throughout the United States (except New York), with an emphasis on products with variable investment options in underlying portfolios. The Ameritas Acacia companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, group dental and vision insurance, retirement plans and 401(k) plans, banking, and public financing.

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an affiliate of ours, is the principal underwriter of the Policies. Like us, AIC is also an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to all distributors may be up to a total of 7% of premiums. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES section.


VOTING RIGHTS

         As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

                  ADVERTISING

         From time to time, we may advertise several types of performance for the Subaccount variable investment options. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios. The following is a description of types of performance reporting:

         Total return is the overall change in the value of an investment in a Subaccount variable investment option over a given period of time.

         Standardized average annual total return is calculated in accordance with SEC guidelines. This shows the percentage return on $1,000 invested in the Subaccounts over the most recent 1, 5 and 10 year periods. If the variable investment option was not available for the full period, we give a history from the date money was first received in that option. This return reflects deduction of all recurring Policy charges during each period (i.e. mortality and expense risk charges, annual Policy fee, administrative expenses, and any applicable withdrawal charges). Standardized returns may reflect current waiver of any fees or current charges that are lower than our guaranteed maximum charges.

         Non-standardized average annual total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Subaccount's underlying portfolio has been in existence longer than the Subaccount, we may show non-standardized performance for periods that begin on the inception date of the underlying portfolio, rather than the inception date of the Subaccount. Otherwise, non-standardized average annual total return is calculated in a similar manner as that stated above, except we do not include the deduction of any applicable withdrawal charge (e.g., we assume the Policy continues beyond the period shown), and some non-standardized returns may be based on Policy sizes where the Policy fee would be waived.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

APPENDIX A:  Variable Investment Option Portfolios

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

     This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

---------------------------------------------- -----------------------------------------------------------------------
              Separate Account
Portfolio                                         Summary of Investment Strategy/Fund Type
---------------------------------------------- -----------------------------------------------------------------------
                   ALGER                                     Offered through The Alger American Fund
                                                              Advised by Fred Alger Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Alger American Balanced                        Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
Alger American Leveraged AllCap                Common stocks of companies with growth potential.
---------------------------------------------- -----------------------------------------------------------------------
              AMERICAN CENTURY                      Offered through American Century Variable Portfolios, Inc.
                                                     Advised by American Century Investment Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
VP Income & Growth                             Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
      AMERITAS PORTFOLIOS (subadvisor)          Offered through Calvert Variable Series, Inc. Ameritas Portfolios
                                                               Advised by Ameritas Investment Corp.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Growth (Fred Alger)                   Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Income & Growth (Fred Alger)          Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas MidCap Growth (Fred Alger)            Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Small Company Equity                  Growth.
         (Babson)
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Money Market (Calvert)                Money Market
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Small Capitalization                  Growth.
         (McStay)
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Emerging Growth (MFS Co.)             Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Growth With Income (MFS Co.)          Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Research (MFS Co.)                    Growth and Income.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Select (Harris/Oakmark)               Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Index 500 (State Street)              Common stocks of U.S. companies on the S&P 500 Index.
---------------------------------------------- -----------------------------------------------------------------------
             CALVERT PORTFOLIOS                  Offered through Calvert Variable Series, Inc. Calvert Portfolios
                                                        Advised by Calvert Asset Management Company, Inc.
---------------------------------------------- -----------------------------------------------------------------------
CVS Income                                     Income.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Balanced                            Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Equity                              Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social International Equity                Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Mid Cap Growth                      Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Small Cap Growth                    Growth.
---------------------------------------------- -----------------------------------------------------------------------
                 DREYFUS                                   Offered through Dreyfus Investment Portfolios
                                                                Advised by The Dreyfus Corporation
---------------------------------------------- -----------------------------------------------------------------------
MidCap Stock - Service Shares                  Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's
                                               MidCap 400 (R) Index.
---------------------------------------------- -----------------------------------------------------------------------

                                     -A:1-

---------------------------------------------- -----------------------------------------------------------------------
              Separate Account
Portfolio                                         Summary of Investment Strategy/Fund Type
---------------------------------------------- -----------------------------------------------------------------------
          FIDELITY (Initial Class)                         Offered through Variable Insurance Products
                                                       Advised by Fidelity Management and Research Company
---------------------------------------------- -----------------------------------------------------------------------
VIP Asset Manager                              Allocated investments among stocks, bonds and short-term/money market investments. Investment objective is high total return with reduced risk over the long-term.
---------------------------------------------- -----------------------------------------------------------------------
VIP Asset Manager: Growth                      Allocated investments among stocks, bonds and short-term/money market investments.  Investment objective is high total return.
---------------------------------------------- -----------------------------------------------------------------------
VIP Contrafund                                 Common stocks of companies whose value is not fully recognized.
                                               Investment objective is long-term capital growth.
---------------------------------------------- -----------------------------------------------------------------------
VIP Equity-Income                              Income.
---------------------------------------------- -----------------------------------------------------------------------
VIP Growth                                     Growth.
---------------------------------------------- -----------------------------------------------------------------------
VIP High Income                                Income.
---------------------------------------------- -----------------------------------------------------------------------
VIP Investment Grade Bond                      Bond.
---------------------------------------------- -----------------------------------------------------------------------
VIP Overseas                                   Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
                INVESCO FUNDS                        Offered through INVESCO Variable Investment Funds, Inc.
                                                               Advised by INVESCO Funds Group, Inc.
---------------------------------------------- -----------------------------------------------------------------------
VIF-Dynamics                                   Common stocks of mid size companies.  Investment objective is long-term capital growth.
---------------------------------------------- -----------------------------------------------------------------------
                     MFS                                   Offered through MFS Variable Insurance Trust
                                                       Advised by Massachusetts Financial Services Company
---------------------------------------------- -----------------------------------------------------------------------
New Discovery                                  Common stocks of smaller cap emerging growth companies that are early in their life cycles. Investment objective is capital growth.
---------------------------------------------- -----------------------------------------------------------------------
Strategic Income                               Income.
---------------------------------------------- -----------------------------------------------------------------------
Utilities                                      Income.
---------------------------------------------- -----------------------------------------------------------------------
              SALOMON BROTHERS                     Offered through Salomon Brothers Variable Series Funds Inc.
                                                        Advised by Salomon Brothers Asset Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Variable All Cap                               Growth.
---------------------------------------------- -----------------------------------------------------------------------
           SUMMIT PINNACLE SERIES                Offered through Summit Mutual Funds Inc. Summit Pinnacle Series
                                                           Advised by Summit Investment Partners, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Nasdaq-100 Index                               Growth.
---------------------------------------------- -----------------------------------------------------------------------
Russell 2000 Small Cap Index                   Growth.
---------------------------------------------- -----------------------------------------------------------------------
S&P MidCap 400 Index                           Growth.
---------------------------------------------- -----------------------------------------------------------------------
                THIRD AVENUE                            Offered through Third Avenue Variable Series Trust
                                                                  Advised by EQSF Advisers, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Third Avenue Value                             Primarily common stocks of companies with strong balance sheets which the manager considers undervalued, often smaller companies. Investment objective is long-term capital growth.
---------------------------------------------- -----------------------------------------------------------------------
                                                     Offered through The Universal Institutional Funds, Inc.
                 VAN KAMPEN                           Advised by Morgan Stanley Investment Management, Inc.
                                                                         dba "Van Kampen"
---------------------------------------------- -----------------------------------------------------------------------
                                               Long-term capital appreciation by investing primarily in
Emerging Markets Equity - Class I              growth-oriented equity securities of issuers in emerging markets countries.
---------------------------------------------- -----------------------------------------------------------------------
Global Value Equity - Class I                  Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
---------------------------------------------- -----------------------------------------------------------------------
International Magnum - Class I                 Long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.
---------------------------------------------- -----------------------------------------------------------------------
                                               Above average current income and long-term capital appreciation by
U.S.Real Estate - Class I                      investing primarily in equity securities of companies in the U.S.
                                               real estate industry, including real estate investment trusts.

----------------------------------------------------------------------------------------------------------------------



                                     -A:2-

APPENDIX B: Accumulation Unit Values

                  The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. The Separate Account's financial statements can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

--------------------------------------------------- ------------- ----------------- ---------------------
                                                                                         Number (#) of
                                                                    Value ($) at       Accumulation Units
     Subaccount (inception date)                       Year         End of Year          At End of Year
                                                                   (December 31)         (December 31)
--------------------------------------------------- ------------- ----------------- --------------------
ALGER
     Alger American Balanced (05/01/1993)              1993             11.499               34,687
                                                       1994             10.872               94,787
                                                       1995             13.813              182,891
                                                       1996             15.028              268,181
                                                       1997             17.783              249,403
                                                       1998             23.099              294,670
                                                       1999             29.480              352,831
                                                       2000             28.311              351,978
                                                       2001             27.418              279,079
                                                       2002             23.749              198,599
     Alger American Leveraged AllCap (08/01/1995)      1995             17.358               59,365
                                                       1996             19.207              188,702
                                                       1997             22.702              152,026
                                                       1998             35.389              189,594
                                                       1999             62.252              337,218
                                                       2000             46.205              291,998
                                                       2001             38.360              199,546
                                                       2002             25.033              125,597
----------------------------------------------------- -------- ------------------- ------------------
AMERICAN CENTURY
     VP Income & Growth (05/01/2001)                   2001              6.407              204,171
                                                       2002              5.102              193,956
----------------------------------------------------- -------- ------------------ -------------------
AMERITAS PORTFOLIOS - Subadvisor
     Ameritas Emerging Growth - MFS (08/01/1995)       1995             11.693               80,882
                                                       1996             13.514              874,037
                                                       1997             16.270            1,005,468
                                                       1998             21.560              990,309
                                                       1999             37.555              912,963
                                                       2000             29.815              796,284
                                                       2001             18.942              542,993
                                                       2002             12.284              350,236
     Ameritas Growth - Alger (05/01/1992)              1993             24.209              166,606
                                                       1994             24.259              641,127
                                                       1995             32.678              743,313
                                                       1996             36.580              999,196
                                                       1997             45.429              898,456
                                                       1998             66.442              966,582
                                                       1999             88.391              848,352
                                                       2000             73.894              703,462
                                                       2001             64.130              514,878
                                                       2002             42.259              361,628
     Ameritas Growth With Income - MFS (05/01/1997)    1997             16.709              524,597
                                                       1998             20.186              603,497
                                                       1999             21.139              363,745
                                                       2000             20.861              300,699
                                                       2001             17.346              285,933
                                                       2002             13.344              199,156
     Ameritas Income & Growth - Alger (05/01/1992)     1993             15.073               98,621
                                                       1994             13.654              172,002
                                                       1995             18.224              366,345
                                                       1996             21.541              453,812
                                                       1997             28.997              550,158
                                                       1998             37.914              458,455
                                                       1999             54.194              416,349
                                                       2000             53.870              394,374
                                                       2001             45.012              285,649
                                                       2002             30.918              203,175


                                     -B:1-

--------------------------------------------------- ------------- ----------------- ---------------------
                                                                                         Number (#) of
                                                                    Value ($) at       Accumulation Units
     Subaccount (inception date)                       Year         End of Year          At End of Year
                                                                   (December 31)         (December 31)
--------------------------------------------------- ------------- ----------------- --------------------
     Ameritas Index 500 - State Street (08/01/1995)    1995             75.455                8,790
                                                       1996             91.522              136,171
                                                       1997            119.950              305,483
                                                       1998            152.023              324,430
                                                       1999            181.083              319,626
                                                       2000            161.780              225,051
                                                       2001            139.917              173,311
                                                       2002            107.368              118,511
     Ameritas MidCap Growth - Alger (05/01/1993)       1993             13.563               91,504
                                                       1994             13.190              268,394
                                                       1995             18.820              793,129
                                                       1996             20.796            1,089,364
                                                       1997             23.619              918,967
                                                       1998             30.395              783,105
                                                       1999             39.585              678,078
                                                       2000             44.006              924,647
                                                       2001             40.257              652,806
                                                       2002             27.866              437,194
     Ameritas Money Market - Calvert (08/01/1995)      1995              1.385           41,390,848
                                                       1996              1.442           38,305,988
                                                       1997              1.502           24,152,434
                                                       1998              1.564           28,938,755
                                                       1999              1.625           57,085,135
                                                       2000              1.708           40,149,402
                                                       2001              1.754           27,539,360
                                                       2002              1.760           20,066,006
     Ameritas Research - MFS (05/01/1997)              1997             15.660               96,620
                                                       1998             19.083              216,720
                                                       1999             23.296              116,064
                                                       2000             21.767              139,347
                                                       2001             17.010               91,967
                                                       2002             12.643               70,715
     Ameritas Select - Harris/Oakmark (05/01/2001)     2001             17.693              168,454
                                                       2002             15.021              192,624
     Ameritas Small Capitalization - McStay            1993             30.286              539,880
        (05/01/1992)                                   1994             28.603              671,144
                                                       1995             40.773            1,084,734
                                                       1996             41.950            1,182,697
                                                       1997             46.147            1,205,615
                                                       1998             52.652              943,846
                                                       1999             76.916              698,431
                                                       2000             54.754              570,431
                                                       2001             39.327              500,806
                                                       2002             25.150              338,631
     Ameritas Small Company Equity - Babson            2001             19.701               64,269
        (05/01/2001)                                   2002             18.035               78,380
----------------------------------------------------- -------- -------------------------- ----------------------------
CALVERT POTFOLIOS
     CVS Income (05/01/2002)                           2002             15.863               19,381
     CVS Social Balanced (05/01/2000)                  2000              2.089               21,836
                                                       2001              1.920              124,873
                                                       2002              1.666               89,690
     CVS Social Equity (05/01/2002)                    2002             12.888                1,654
     CVS Social International Equity (05/01/2000)      2000             21.038                1,498
                                                       2001             15.634                6,269
                                                       2002             13.131               12,898
     CVS Social Mid Cap Growth (05/01/2000)            2000             33.298               23,583
                                                       2001             28.881               18,522
                                                       2002             20.470               14,747
     CVS Social Small Cap Growth (05/01/2000)          2000             14.002                2,704
                                                       2001             15.331               43,920
                                                       2002             11.727               50,077
----------------------------------------------------- -------- -------------------------- ----------------------------
DREYFUS
----------------------------------------------------- -------- -------------------------- ----------------------------
     MidCap Stock - Service Shares (11/01/2002)        2002             12.015                   49
----------------------------------------------------- -------- -------------------------- ----------------------------

                                     -B:2-

--------------------------------------------------- ------------- ----------------- ---------------------
                                                                                         Number (#) of
                                                                    Value ($) at       Accumulation Units
     Subaccount (inception date)                       Year         End of Year          At End of Year
                                                                   (December 31)         (December 31)
--------------------------------------------------- ------------- ----------------- --------------------
FIDELITY (Initial Class)
     VIP Asset Manager (12/01/1989)                    1993             16.830            5,540,620
                                                       1994             15.609            7,758,786
                                                       1995             18.030            6,384,770
                                                       1996             20.407            5,829,762
                                                       1997             24.317            5,404,448
                                                       1998             27.631            4,582,165
                                                       1999             30.316            3,750,030
                                                       2000             28.784            2,908,844
                                                       2001             27.244            2,192,844
                                                       2002             24.557            1,704,085
     VIP Asset Manager: Growth (08/01/1995)            1995             32.375            2,680,504
                                                       1996             36.673            2,841,801
                                                       1997             44.724            2,415,265
                                                       1998             61.617            2,120,046
                                                       1999             83.643            1,749,637
                                                       2000             20.514              173,183
                                                       2001             18.761              142,567
                                                       2002             15.651               77,472
     VIP Contrafund(R)(08/01/1995)                     1995             13.903              179,239
                                                       1996             16.657            1,298,694
                                                       1997             20.423            1,204,533
                                                       1998             26.218            1,222,512
                                                       1999             32.176            1,139,099
                                                       2000             29.674              964,682
                                                       2001             25.715              731,247
                                                       2002             23.022              588,613
     VIP Equity-Income (10/23/1987)                    1993             19.217            1,692,368
                                                       1994             20.322            2,332,200
                                                       1995             27.112            4,341,951
                                                       1996             30.599            4,006,000
                                                       1997             38.716            3,708,458
                                                       1998             42.680            3,080,099
                                                       1999             44.818            2,423,288
                                                       2000             47.994            1,845,995
                                                       2001             45.047            1,515,172
                                                       2002             36.948            1,232,471
     VIP Growth (10/23/1987)                           1993             24.517            1,930,905
                                                       1994             24.207            2,448,226
                                                       1995             32.375            2,680,504
                                                       1996             36.673            2,814,801
                                                       1997             44.724            2,415,265
                                                       1998             61.617            2,120,046
                                                       1999             83.643            1,749,637
                                                       2000             73.532            1,433,154
                                                       2001             59.792            1,209,841
                                                       2002             41.267              826,069
     VIP High Income (10/23/1987)                      1993             16.830            5,547,620
                                                       1994             15.609            7,758,786
                                                       1995             18.030            6,384,770
                                                       1996             20.407            5,829,762
                                                       1997             24.317            5,404,448
                                                       1998             27.631            4,582,165
                                                       1999             30.316            3,750,030
                                                       2000             22.138              667,005
                                                       2001             19.296              980,514
                                                       2002             19.713            1,197,940
     VIP Investment Grade Bond (06/01/1991)            1993             13.232            1,220,611
                                                       1994             12.577            1,185,302
                                                       1995             14.574            1,584,105
                                                       1996             14.851            1,649,737
                                                       1997             15.996            1,667,451
                                                       1998             17.196            2,222,622
                                                       1999             16.805            2,008,998
                                                       2000             18.460            1,624,246
                                                       2001             19.774            1,412,670
                                                       2002             21.551            1,444,174
     VIP Overseas (10/23/1987)                         1993             15.601            1,680,013
                                                       1994             15.674            2,050,430
                                                       1995             16.964            2,693,065
                                                       1996             18.967            2,676,510
                                                       1997             20.895            2,281,007
                                                       1998             23.268            1,988,829
                                                       1999             32.780            1,394,315
                                                       2000             26.183            1,157,916
                                                       2001             20.381              870,410
                                                       2002             16.046              671,178

----------------------------------------------------- -------- ---------------------------------------------

                                     -B:3-

--------------------------------------------------- ------------- ----------------- ---------------------
                                                                                         Number (#) of
                                                                    Value ($) at       Accumulation Units
     Subaccount (inception date)                       Year         End of Year          At End of Year
                                                                   (December 31)         (December 31)
--------------------------------------------------- ------------- ----------------- --------------------
INVESCO FUNDS
     VIF-Dynamics (05/01/2001)                         2001             12.435              134,810
                                                       2002              8.362               68,196
----------------------------------------------------- -------- -------------------------- ----------------------------
MFS
     New Discovery (11/01/1999)                        1999             17.562               11,137
                                                       2000             16.999              303,800
                                                       2001             15.944              302,371
                                                       2002             10.764              124,186
     Strategic Income (08/01/1995)                     1995             11.184               15,780
                                                       1996             11.489               68,811
                                                       1997             11.218               79,453
                                                       1998             11.955              116,776
                                                       1999             11.511               58,409
                                                       2000             11.926               78,282
                                                       2001             12.337               32,748
                                                       2002             13.209              124,107
     Utilities (08/01/1995)                            1995             13.345               40,557
                                                       1996             15.620              191,935
                                                       1997             20.319              284,051
                                                       1998             23.693              317,249
                                                       1999             30.612              326,970
                                                       2000             32.369              324,371
                                                       2001             24.227              252,020
                                                       2002             18.480              163,839
----------------------------------------------------- -------- -------------------------- ----------------------------
SALOMON BROTHERS
     Variable All Cap (05/01/2001)                     2001             15.260              418,168
                                                       2002             11.293              107,122
----------------------------------------------------- -------- -------------------------- ----------------------------
SUMMIT PINNACLE SERIES
     Nasdaq-100 Index (05/01/2001)                     2001              4.422               69,103
                                                       2002              2.729              117,397
     Russell 2000 Small Cap Index (05/01/2001)         2001              9.602               92,579
                                                       2002              7.486              169,596
     S&P MidCap 400 Index (05/01/2001)                 2001              9.282               63,125
----------------------------------------------------- -------- -------------------------- ----------------------------
THIRD AVENUE
     Third Avenue Value (05/01/2001)                   2001             17.148              208,926
----------------------------------------------------- -------- -------------------------- ----------------------------
VAN KAMPEN
     Emerging Markets Equity - Class I (05/01/1997)    1997              9.728              122,627
                                                       1998              7.283              109,949
                                                       1999             14.078              264,210
                                                       2000              8.451              220,857
                                                       2001              7.804              128,736
                                                       2002              7.020              102,672
     Global Value Equity - Class I (05/01/1997)        1997             11.905               67,151
                                                       1998             13.342              137,877
                                                       1999             13.717              164,992
                                                       2000             15.100               66,331
                                                       2001             13.862               77,796
                                                       2002             11.381               97,837
     International Magnum - Class I (05/01/1997)       1997             10.642              162,450
                                                       1998             11.454              190,549
                                                       1999             14.162              151,069
                                                       2000             12.245               97,075
                                                       2001              9.760               53,502
                                                       2002              8.018               87,609
     U.S. Real Estate - Class I (05/01/1997)           1997             11.702              134,737
                                                       1998             10.020               66,675
                                                       1999             10.024               60,167
                                                       2000             12.799              179,807
                                                       2001             13.885              150,603
                                                       2002             13.606              142,358

----------------------------------------------------- -------- -------------------------- ----------------------------

                                     -B:4-

APPENDIX C: Tax-Qualified Plan Disclosures

                                      Index

Disclosure Statement for IRA, SEP IRA, SIMPLE IRA, & Roth IRA plan....Page C: 1
Withdrawal Restrictions for 403(b) Tax Sheltered Annuity plan.........Page C: 10


DISCLOSURE STATEMENT                                                |      IRA
AMERITAS VARIABLE LIFE INSURANCE COMPANY                        |      SEP IRA
(we, us, our, the Company)                                  |       SIMPLE IRA
                                                               |      ROTH IRA
                for annuity policies issued as a(n):

              Table of Contents

Part I: Purpose; Your Right to Cancel Your IRA
Part II: Provisions of the IRA Law
   A. Eligibility
   B. Nontransferability
   C. Nonforfeitability
   D. Premium
   E. Contribution Limits
   F. Distribution Requirements
Part III: Restrictions and Tax Considerations
   A. Timing of Contributions
   B. Timing of Roth IRA Conversions
   C. Deductible IRA Contributions
   D. Non-deductible Regular IRA Contributions
   E. Effects of Conversion of
        Regular IRA to Roth IRA
   F. Recharacterization of
        IRA and Roth IRA Contributions
   G. Excess Contributions
   H. Loans and Prohibited Transactions
   I. Taxation of Regular IRA Distributions
   J. Taxation of Roth IRA Distributions
   K. Lump Sum Distribution
   L. Premature IRA Distribution
   M. Minimum Required Distributions
   N. Tax Filing - Regular IRAs
   O. Tax Filing - Roth IRA
Part IV: Status of our IRA Plan
Part V: Financial Disclosure

For purchasers of a Internal Revenue Code Section 408(b) Individual Retirement Annuity (IRA) Plan, 408(k) Simplified Employee Pension (SEP IRA) Plan, 408(p) Savings Incentive Match (SIMPLE IRA) Plan or a 408A Roth IRA, please review the following:

Part I.  PURPOSE; YOUR RIGHT TO CANCEL YOUR IRA

The information provided in this Disclosure Statement is provided pursuant to Internal Revenue Service ("IRS") requirements. It does not constitute legal or tax advice. For that, contact your own legal or tax advisor. Numerical references refer to sections of the Internal Revenue Code (IRC).

If you have any questions about your Policy, please contact us at the address and telephone number shown below. For further information about IRAs, contact your personal tax advisor, any district office of the IRS, or consult IRS publication 590: Individual Retirement Arrangements. Pub. 590 can be obtained by calling 1-800-TAX-FORM (829-3676).

After you establish an IRA Plan with us, you may revoke your IRA within a limited time and receive a full refund of any initial premium paid. The period to revoke will not be less than seven days following the date your IRA plan policy is issued. To do so, send a signed and dated written notice and your Policy to us at:

                    Ameritas Variable Life Insurance Company
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112


Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After your Policy's free look period expires, you cannot forfeit your interest in your IRA or transfer ownership to another person. The IRA is established for the exclusive benefit of the individual or his or her beneficiaries.


Part II.  PROVISIONS OF THE IRA LAW

Your variable annuity Policy can be used for a Regular IRA, a Rollover IRA, a Spousal IRA Arrangement, a Simplified Employee Pension Plan (SEP IRA), or a salary reduction Simplified Employee Pension Plan (SARSEP), a SIMPLE IRA, or a Roth IRA. A separate policy must be purchased for each individual under each plan. State income tax treatment of IRAs varies; this disclosure only discusses the federal tax treatment of IRAs. While provisions of the IRA law are similar for all such plans, the major differences are set forth under the appropriate topics below.


                                     -C:1-

A.   ELIGIBILITY

Regular IRA Plan: Any person under age 70 1/2 and earning income from personal services may establish an IRA Plan, although deductibility of the contributions is determined by adjusted gross income ("AGI") and whether the person (or person's spouse) is an "active participant" in an employer sponsored retirement plan.

Rollover IRA: This is an IRA plan purchased with your distributions from another IRA (including a SEP IRA, SARSEP or SIMPLE IRA), a Section 401(a) Qualified Retirement Plan, or a Section 403(b) Tax Sheltered Annuity (TSA). Amounts transferred as Rollover Contributions are not taxable in the year of distribution (provided the rules for Rollover treatment are satisfied) and may or may not be subject to withholding. Rollover Contributions are not deductible.

Spousal IRA Arrangement: A Spousal IRA, consisting of a separate contract for each spouse, may be set up provided a joint return is filed, the "nonworking spouse" has less taxable compensation, if any, for the tax year than the working spouse, and is under age 70 1/2 at the end of the tax year.

Divorced spouses can continue a Spousal IRA or start a Regular IRA based on the standard IRA eligibility rules. All taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of the IRA deduction limit.

Roth IRAs: A Roth IRA must be designated as such when it is established. Eligibility to contribute or convert to a Roth IRA is subject to income and other limits. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

1. A regular Roth IRA is a Roth IRA established to receive annual contributions and/or qualified rollover contributions (including IRA conversion contributions) from other Roth IRAs or from other IRAs if permitted by the policy and endorsement. Unlike Regular IRAs, contributions to a Roth IRA are not deductible for tax purposes. However, any gain accumulated in a Roth IRA may be nontaxable, depending upon how and when withdrawals are made.

2. A Roth Conversion IRA is a Roth IRA established to receive only rollovers or conversions from non-Roth IRAs made in the same tax year and is limited to such contributions.

3. Spousal Roth IRA Arrangement: A Spousal Roth IRA may be set up for a "non-working" spouse who has less taxable compensation, if any, for the tax year than the "working" spouse, regardless of age, provided the spouses file a joint tax return and subject to the adjusted gross income ("AGI") limits described in Part II, Maximum Contributions--Spousal Roth IRA Arrangement. Divorced spouses can continue a Spousal Roth IRA or start a regular Roth IRA based on standard Roth IRA eligibility rules. Taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of Roth IRA eligibility limits.

Simplified Employee Pension Plan (SEP IRA): An employee is eligible to participate in a SEP IRA Plan based on eligibility requirements set forth in IRS form 5305-SEP.

Salary Reduction Simplified Employee Pension Plan (SARSEP): An employee may participate in a SARSEP plan based on eligibility requirements set forth in IRS form 5305A-SEP or the plan document provided by the employer. New SARSEP plans may not be established after December 31, 1996. SARSEPs established prior to January 1, 1997, may continue to receive contributions after 1996, and new employees hired after 1996 are also permitted to participate in such plans.

Savings Incentive Match Plan for Employees of Small Employers (SIMPLE IRA): An employee may participate in a SIMPLE IRA Plan based on eligibility requirements set forth in IRS Form 5304-SIMPLE or other plan document provided by the employer. A SIMPLE IRA must be established as such, thus some policies may not be available for use with a SIMPLE IRA Plan.

B.   NONTRANSFERABILITY

You may not transfer, assign or sell your IRA Plan to anyone (except in the case of transfer incident to divorce).

C.   NONFORFEITABILITY

The value of your IRA Plan belongs to you at all times, without risk of forfeiture.

D.   PREMIUM

The annual premium (if applicable) of your IRA Plan or Roth IRA may not exceed the lesser of (1) $3,000 in Years 2002-2004, $4,000 in 2005-2007, and $5,000 in
2008 and thereafter, or (2) 100% of compensation for the year (or for Spousal IRAs, or Spousal Roth IRAs, the combined compensation of the spouses reduced by any Roth IRA or deductible IRA contribution made by the "working" spouse). Any premium in excess of or in addition to the limit will be permitted only as a "Rollover Contribution" (or "Conversion" contribution to a Roth IRA). Your contribution must be made in cash. For IRAs established under SEP Plans (SEP
IRAs), premiums are limited to the lesser of $30,000 or 15% of the first $150,000 of compensation (adjusted for cost of living increases). In addition, if the IRA is under a SARSEP Plan established prior to January 1, 1997, annual premiums made by salary reduction are limited to $7,000 (adjusted for cost of living increases). Premiums under a SIMPLE IRA are limited to permissible levels of annual employee elective contributions (up to $6,500 adjusted for cost of living increases) plus the applicable percentage of employer matching contributions (up to 3% of compensation but not in excess of $6,500, as adjusted) or of employer non-elective contributions (2% of compensation (subject to the cap under Code Section 401(a)(17) as indexed) for each eligible employee).

E.   CONTRIBUTION LIMITS


Regular IRA Plan: In any year that your annuity is maintained under the rules for a Regular IRA Plan, your maximum contribution is limited to (1) 100% of your compensation or (2) $3,000 in Years 2002-2004, $4,000 in 2005-2007, and $5,000
in 2008 and thereafter, whichever is less. Further, this is the maximum amount you may contribute to all IRAs in a year (including Roth IRAs, but not Coverdell Education Savings Custodial Accounts or employer contributions or salary deferrals made to SEP or SIMPLE IRAs). The amount of permissible contributions to your Regular IRA may or may not be deductible. Whether IRA contributions other than Rollovers) are deductible depends on whether you (or your spouse, if married) are an active participant in an employer-sponsored retirement plan and whether your adjusted gross income is above the "phase-out level." You will only be deemed to be an active participant and your deductions for contributions subject to phase-out because of your spouse's participation in an employer-sponsored retirement plan, if your combined adjusted gross income exceeds $150,000. See Part III. C., Deductible IRA Contributions. After 2008, the limit will be adjusted by the Secretary of the Treasury for cost-of-living increases under Code Section 219(b)(5)(C). Such adjustments will be in multiples of $500.

                                     -C:2-

In the case of an individual who is 50 or older, the annual cash contribution limit is increased by $500 for any taxable year beginning in 2002 through 2005; and $1,000 for any taxable year beginning in 2006 and years thereafter.

Compensation, for the purpose of computing deductible limits for individual retirement arrangements, is defined in Code ss.219(f)(1). In the case of a married individual filing a joint return, the greater compensation of his or her spouse is treated as his or her own compensation, but only to the extent that such spouse's compensation is not being used for purposes of the spouse making a contribution to a Roth IRA or a deductible contribution to a non Roth IRA.


Rollover IRA: A Plan to Plan Rollover is a method for accomplishing continued tax deferral on otherwise taxable distributions from certain plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a rollover to an IRA:

1. Participant Rollovers are available to participants, surviving spouses or former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans, TSAs or IRAs (including SEPs, SARSEPs, and SIMPLE
   IRAs). Participant Rollovers are accomplished by contributing part or all of the eligible amounts (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. IRA to IRA Rollovers are limited to one per distributing plan per 12 month period, while direct IRA to IRA transfers (where you do not directly receive a distribution) are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2 year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2. Direct Rollovers are available to participants, surviving spouses and former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans or TSAs. Direct Rollovers are made by instructing the plan trustee, custodian or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth and Roth Conversion IRAs, that follow.

Certain distributions are not considered to be eligible for Rollover and include: (1) distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more; (2) distributions attributable to after-tax employee contributions to a 401(a) Qualified Retirement Plan or TSA; (3) required minimum distributions made during or after the year you reach age 70 1/2 or, if later and applicable, the year in which you retire; and (4) amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed. Also, hardship distributions made from 401(k) or 403(b) plans are no longer considered eligible rollover distributions except as otherwise permitted by the Internal Revenue Service. The Internal Revenue Service announced transition relief from this rule for 1999.

At the time of a Rollover, you must irrevocably designate in writing that the transfer is to be treated as a Rollover Contribution. Eligible amounts which are not rolled over are normally taxed as ordinary income in the year of distribution. If a Rollover Contribution is made to an IRA from a Qualified Retirement Plan, you may later be able to roll the value of the IRA into a new employer's plan, provided you make no contributions to the IRA other than from the first employer's plan. This is known as "Conduit IRA," and you should designate your annuity as such when you complete your application.

Spousal IRA Arrangement: In any year that your annuity is maintained under the rules for a Spousal IRA, the maximum combined contribution to the Spousal IRA and the "working" spouse's IRA is the lesser of (1) 100% of the combined compensation of both spouses which is includable in gross income (reduced by the amount of any contributions to a Roth IRA or the amount allowed as a deduction to the "working" spouse for contribution to his or her own IRA) or (2) $6,000 in Years 2002 2004, $8,000 in 2005-2007, and $10,000 in 2008 and thereafter. No more than $3,000 in Years 2002-2004, $4,000 in 2005-2007, and $5,000 in 2008 and
thereafter may be contributed to either spouse's IRA. Whether the contribution is deductible or non-deductible depends on whether either spouse is an "active participant" in an employer-sponsored retirement plan for the year, and whether the adjusted gross income of the couple is above the applicable phase-out level. (See Part III. C., DEDUCTIBLE IRA CONTRIBUTIONS).

The contribution limit for divorced spouses is the lesser of (1) $3,000 in Years 2002-2004, $4,000 in 2005-2007, and $5,000 in 2008 and thereafter, or (2) the total of the taxpayer's taxable compensation and alimony received for the year. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum deductible contribution limits).

Roth IRA: The maximum total annual contribution an individual can make to all IRAs (including Roth IRAs, but not Education, SARSEP or SIMPLE IRAs) is the lesser of (1) $3,000 in Years 2002-2004, $4,000 in 2005-2007, and $5,000 in 2008
and thereafter, or (2) 100% of compensation. (This limit does not apply to rollover contributions, which includes amounts converted from a Regular IRA to a Roth IRA). If an individual contributes to both a Regular IRA and Roth IRA for the same tax year, contributions are treated as first made to the Regular IRA. For Roth IRAs, this limitation is phased out for adjusted gross incomes between $150,000 and $160,000 for joint filers; between $95,000 and $110,000 for single taxpayers; and between $0 and $10,000 for married individuals who file separate tax returns. Adjusted Gross Income ("AGI") for this purpose includes any deductible contribution to a Regular IRA, (i.e., the deduction is disregarded) but does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA.

Rollovers and transfers may also be made from one Roth IRA to another. Such rollovers or transfers are generally subject to the same timing and frequency rules as apply to Participant Rollovers and transfers from one Regular or Rollover IRA to another. (See Part II, CONTRIBUTION LIMITS: Rollover IRA, above).


Qualified Rollover Contribution Limit. A rollover from a non Roth IRA cannot be made to this IRA if, for the year the amount is distributed from the non Roth IRA, (i) the individual is married and files a separate return, (ii) the individual is not married and has modified AGI in excess of $100,000, or (iii) the individual is married and together the individual and the individual's spouse have modified AGI in excess of $100,000. For purposes of the preceding sentences, a husband and wife are not treated as married for a taxable year if they have lived apart at all times during that taxable year and file separate returns for the taxable year.

                                     -C:3-

Modified AGI. For purposes of calculating the deductible limits, an individual's modified AGI for a taxable year is defined in Code Section 408A(c)(3)(C)(i) and does not include any amount included in adjusted gross income as a result of a rollover from a non Roth IRA (a "conversion").

Except in the case of a rollover contribution described in Code Section 408A(e) a recharacterized contribution described in Code Section 408A(d)(6) or an IRA conversion contribution, the custodian will accept only cash contributions up to $3,000 per year for tax years 2002 through 2004. That contribution limit is increased to $4,000 for tax years 2005 through 2007 and $5,000 for 2008 and thereafter. For individuals who have reached the age of 50 before the close of the tax year, the contribution limit is increased to $3,500 per year for tax years 2002 through 2004, $4,500 for 2005, $5,000 for 2006 and 2007, and $6,000
for 2008 and thereafter. For tax years after 2008, the above limits will be increased to reflect a cost-of-living adjustment, if any.

The annual contribution limit described above is gradually reduced to zero for higher income levels. For a single depositor, the annual contribution is phased out between adjusted gross income (AGI) of $95,000 and $110,000; for a married depositor filing jointly between AGI of $150,000 and $160,000; and for a married depositor filing separately, between AGI of zero dollars and $10,000. In the case of a conversion, the custodian will not accept IRA conversion contributions in a tax year if the depositor's AGI for the tax year the funds were distributed from the other IRA exceeds $100,000 or if the depositor is married and files a separate return. Adjusted gross income is defined in Code Section 408A(c)(3) and does not include IRA conversion contributions.

In the case of a joint return, the AGI limits in the preceding paragraph apply to the combined AGI of the depositor and his or her spouse.

SEP IRA Plan: In any year that your annuity is maintained under the rules for a SEP Plan, the employer's maximum contribution is the lesser of $40,000 or 25% of your first $200,000 of compensation (adjusted for cost-of-living increases) or as changed under Section 415 of the Code. Code Section 402(g) limits the maximum amount of compensation an employee may elect to defer under a SEP (and certain other arrangements) during the calendar year. This limit is $11,000 for 2002, $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and
later years. In the case of an eligible employee who was 50 or older before the end of the calendar year, an additional amount of compensation ("Catch-up Elective Deferral Contributions") may be deferred during the year. The limit on Catch-up Elective Deferral Contributions is $1,000 for 2002, $2,000 for 2003, $3,000 for 2004, $4,000 for 2004, and $5,000 for 2006 and later years.

SEPs permitting elective deferrals cannot be established after 1996. If you established a SEP before 1997 that permitted elective deferrals, under current law you may continue to maintain such SEP for years after 1996. New SARSEP plans may not be established. Employees may, however, continue to make salary reductions to a SARSEP plan established prior to January 1, 1997. In addition, employees hired after December 31, 1996 may participate in SARSEP plans established by their employers prior to 1997.

SIMPLE IRA: Contributions to a SIMPLE IRA may not exceed the permissible amounts of employee elective contributions and required employer matching contributions or non-elective contributions. Annual employee elective contributions must be expressed as a percentage of compensation and may not exceed $7,000 (adjusted for cost of living increases) for 2002. That amount will increase to $8,000 for 2003, $9,000 for 2004 and $10,000 for 2005 and later years. In the case of an eligible employee who will be 50 or older before the end of the calendar year, the above limitation is increased to $7,500 for 2002, $9,000 for 2003, $10,500 for 2004, $12,000 for 2005, and $12,500 for 2006 and later years. If an employer elects a matching contribution formula, it is generally required to match employee contributions dollar for dollar up to 3% of the employee's compensation for the year (but not in excess of $7,000 as adjusted for cost-of-living adjustments). An employer may elect a lower percentage match (but not below 1%) for a year, provided certain notice requirements are satisfied and the employer's election will not result in the matching percentage being lower than 3% in more than 2 of the 5 years in the 5-year period ending with that calendar year. Alternatively, an employer may elect to make non-elective contributions of 2% of compensation for all employees eligible to participate in the plan who have at least $5,000 in compensation for the year. The employer must notify employees of this election within specified time frames in advance of the plan year or election period. "Compensation" for purposes of the 2% non-elective contribution option may not exceed the limit on compensation under Code Section 401(a)(17) ($200,000, adjusted for cost of living increases).


F.   DISTRIBUTION REQUIREMENTS

     1.  Required Minimum Distributions

Distributions under the Policy made on or after January 1, 2002 will be subject to Required Minimum Distribution requirements of Code Section 401(a)(9) pursuant to guidelines thereunder proposed by the Internal Revenue Service ("IRS") in January 2001 until the end of the calendar year preceding the effective date of final regulations adopted thereunder or such other date specified in guidance published by the IRS.

Required Minimum Distribution payments for this Policy must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the Code requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Policy value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

If you die before Required Minimum Distribution payments begin, payment of your Policy value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:

                                     -C:4-

(a) If payments are to be made to a beneficiary, then the Policy value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.

(b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of your death or, if later, (ii) December 31 of the calendar year in which you would have reached age 70 1/2.

     2.  IRA (except Roth IRAs) Distribution Requirements

While You Are Living. Payments to you from your IRA Plan (other than a Roth IRA) must begin no later than the April 1 following the close of the calendar year in which you attain age 70 1/2, the Required Beginning Date (RBD). If you have not already withdrawn your entire balance by this date, you may elect to receive the entire value of your IRA Plan on or before the RBD in one lump sum; or arrange for an income to be paid over your lifetime, your expected lifetime, or over the lifetimes or expected lifetimes of you and your designated beneficiary.

Once you reach your RBD, you must withdraw at least a minimum amount each year or be subject to a 50% non-deductible excise tax on the difference between the minimum required distribution and the amount distributed. To determine the required minimum distribution for your first "required distribution year" (assuming an annuity payout has not been elected) divide your entire interest (subject to certain adjustments) in your IRA (generally as of December 31 of the calendar year immediately preceding your age 70 1/2 year) by your life expectancy or the joint life expectancies of you and your designated beneficiary. For subsequent required distribution calendar years, the applicable life expectancy(ies) will be applied to your IRA account balance as of December 31 of the calendar year immediately preceding the distribution calendar year (subject to adjustments). Your single or joint life expectancy is determined by using IRS life expectancy tables. See IRS Publications 575 and 590.


The first required payment can be made as late as April 1 of the year following the year the individual attains age 702 and must be the payment that is required for one payment interval. The second payment need not be made until the end of the next payment interval.


Your life expectancy (and that of your spousal beneficiary, if applicable) will be recalculated annually, unless you irrevocably elect otherwise by the time distributions are required to begin. With the recalculation method, if a person whose life expectancy is being recalculated dies, his or her life expectancy will be zero in all subsequent years. The life expectancy of a non-spouse beneficiary cannot be recalculated. Where life expectancy is not recalculated, it is reduced by one year for each year after your 70 1/2 year to determine the applicable remaining life expectancy. Also, if your benefit is payable in the form of a joint and survivor annuity, a larger minimum distribution amount may be required during your lifetime under IRS regulations, unless your spouse is the designated beneficiary. If your designated beneficiary is not your spouse, the designated beneficiary's age will be deemed to be no more than ten (10) years younger than you when determining life expectancy for required payouts. However, under current I.R.S. proposed regulations, this rule only applies while you are living and life expectancy of your beneficiary after your death can be determined without regard to this rule.

After Your Death. If you die after the RBD, amounts undistributed at your death must be distributed at least as rapidly as under the method being used to determine distributions at the time of your death. If you die before the RBD, your entire interest must generally be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if a beneficiary is designated, the beneficiary may elect to receive distributions over his or her life expectancy if the beneficiary so elects by December 31 of the year following the year of your death. If the beneficiary fails to make an election, the entire benefit will be paid to the beneficiary under the "five year payout rule". Also, if the designated beneficiary is your spouse, the life annuity distribution must begin by the later of December 31 of the calendar year following the calendar year of your death or December 31 of the year in which you would have attained age 70 1/2. If your designated beneficiary is not your spouse, life annuity distributions must begin by December 31 of the year following your death. A surviving spouse may in the alternative elect to treat the policy as his or her own IRA. This election may be expressly made or will be deemed made if the spouse makes a regular IRA contribution to the policy, makes a rollover to or from the IRA, or fails to elect minimum distributions as described above.


Life expectancy is determined using the tables in the Income Tax Regulations. The "interest" in the IRA includes the amount of any outstanding rollover, transfer and recharacterization under the Income Tax Regulations and the actuarial value of any other benefits provided under the IRA, such as guaranteed death benefits.


     3.Roth IRA Distribution Requirements

While You Are Living.  None, even after you reach age 70 1/2.

After Your Death. If you die after you have reached your Annuity Date, and have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, (provided that method satisfies the requirements of Code Section 408(b)(3), as modified by Code Section 408A(c)(5)).

If you die before you have elected an annuity option or before distribution of your entire interest in the policy has been made or begun, your entire interest in your Roth IRA generally must be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if there is a designated beneficiary, he or she may elect to receive distributions over a period not longer than his or her life expectancy provided the election is made and distributions commence by December 31 of the calendar year following the calendar year of your death. If the beneficiary does not make this election, the entire benefit will be paid to him or her under the "five year payout rule". If your designated beneficiary is your surviving spouse, he or she may elect to delay distributions until the later of the end of the calendar year following the year in which you died or the end of the year in which you would have reached age 70 1/2. If your sole designated beneficiary is your surviving spouse, he or she may elect to treat the policy as his or her own Roth IRA by making an express election to do so, by making a regular Roth IRA contribution or rollover contribution (as applicable or as permissible) to the policy, or by failing to elect minimum distributions under the "five year payout rule" or the life annuity options discussed above.

                                     -C:5-

Life expectancies will be determined by using IRS life expectancy tables. A surviving spouse's life expectancy will be recalculated annually, unless he or she irrevocably elects otherwise. Non-spousal beneficiary life expectancies will be determined using the beneficiary's attained age in the calendar year distributions are required to begin and reducing life expectancy by one for each year thereafter.

4.   Taking Required Minimum Distributions From One IRA:

Aggregating Minimum Distributions: If you are required to take minimum distributions from more than one IRA (either as owner of one or more Regular IRAs and/or as a beneficiary of one or more decedent's Roth IRAs or Regular
IRAs), you may not have to take a minimum distribution from each IRA. (Regular and Roth IRAs are treated as different types of IRAs, so minimum distributions from a Roth IRA will not satisfy the minimum distributions required from a Regular IRA). Instead, you may be able to calculate the minimum distribution amount required for each IRA (considered to be of the same type) separately, add the relevant amounts and take the total required amount from one IRA or Roth IRA (as applicable). However, an individual required to receive minimum distributions as a beneficiary under a Roth IRA can only satisfy the minimum distributions for one Roth IRA by receiving distributions from another Roth IRA if the Roth IRAs were inherited from the same decedent. Because of these requirements, we cannot monitor the required distribution amounts from IRAs held with us. Please check with your tax advisor to verify that you are receiving the proper amount from all of your IRAs.

Part III. RESTRICTIONS & TAX CONSIDERATIONS

A.   Timing of Contributions

Once you establish an IRA, (including a Roth or Spousal Roth IRA) contributions must be made by the due date, not including extensions, for filing your tax return. (Participant Rollovers must be made within 60 days of your receipt of the distribution.) A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year. SEP IRA contributions must be made by the due date of the Employer's tax return (including extensions). SIMPLE IRA contributions, if permitted, must be made by the tax return due date for the employer (including extensions) for the year for which the contribution is made. Note, an employer is required to make SIMPLE plan contributions attributable to employee elective contributions as soon as it is administratively feasible to segregate these contributions from the employer's general assets, but in no event later than the 30th day of the month following the month in which the amounts would have otherwise been payable to the employee in cash.

B.   Timing of Roth IRA Conversions

Conversions from a non-Roth IRA to a Roth IRA for a particular tax year, must be initiated so that the distribution or transfer from the non-Roth IRA is made by December 31 of that year. You do not have until the due date of your tax return for a year to convert a Regular IRA to a Roth IRA for that tax year. For example, if you wish to convert a Regular IRA to a Roth IRA in 2001, the conversion and transfer must be made by December 31, 2001, even though your tax return for 2001 may not be due until April 15, 2002.

C.   Deductible IRA Contributions

The amount of permissible contributions to your Regular IRA may or may not be deductible. If you or your spouse are not active participants in an employer sponsored retirement plan, any permissible contribution you make to your IRA will be deductible. If you or your spouse are an active participant in an employer-sponsored retirement plan, the size of your deduction if any, will depend on your combined adjusted gross income (AGI).

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your AGI is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

If your AGI is not above the maximum applicable phase out level, a minimum contribution of $200 is permitted regardless of whether the phase out rules provide for a lesser amount.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

       Married filing Jointly   Single/Head of Household
       ----------------------   ------------------------
Year            AGI                   AGI
----
2001     $53,000 - $  63,000     $33,000 - $43,000
2002     $54,000 - $  64,000     $34,000 - $44,000
2003     $60,000 - $  70,000     $40,000 - $50,000
2004     $65,000 - $  75,000     $45,000 - $55,000
2005     $70,000 - $  80,000     $50,000 - $60,000
2006     $75,000 - $  85,000     $50,000 - $60,000
2007+    $80,000 - $ 100,000     $50,000 - $60,000

You can elect to treat deductible contributions as non-deductible. SEP IRA, SARSEP, SIMPLE IRA and Roth IRA contributions are not deductible by you.


Remember, except for rollovers, conversions or transfers, the maximum amount you may contribute to all IRAs (including Roth and Regular IRAs, but not Coverdell Education Savings Custodial Accounts) for a calendar year is (1) $3,000 in Years 2002-2004, $4,000 in 2005-2007, and $5,000 in 2008 and thereafter, or (2) 100%
of compensation, whichever is less.


D.   Non-Deductible Regular IRA Contributions

You may make non-deductible contributions to your Regular IRA (not including SIMPLE IRAs) even if you are not eligible to make deductible contributions to a Regular IRA or non-deductible contributions to a Roth IRA for the year. The amount of non-deductible contributions you can make depends on the amount of deductible contributions you make. The sum of

                                     -C:6-
your non-deductible and deductible contributions for a year may not exceed the lesser of (1) $3,000 in Years 2002-2004, $4,000 in 2005-2007, and $5,000 in 2008
and thereafter ($6,000 in Years 2002-2004, $8,000 in 2005-2007, and $10,000 in
2008 and thereafter, combined when a Spousal IRA is also involved), or (2) 100% of your compensation (or, if a Spousal IRA is involved, 100% of you and your spouse's combined compensation, reduced by the amount of any deductible IRA contribution and non-deductible Roth IRA contribution made by the "working" spouse). The sum of your annual non-deductible (including Roth IRA) and deductible contributions, other than when combined with a Spousal IRA or Spousal Roth IRA, may not exceed the limit. If you wish to make a non-deductible contribution, you must report this on your tax return by filing Form 8606 (Non-deductible IRA). Remember, you are required to keep track of your non-deductible contributions as the Company does not keep a record of these for you. This information will be necessary to document that the contributions were made on a non-deductible basis and therefore, are not taxable upon distribution.

E. Effects of Conversion of Regular IRA to Roth IRA

If you convert all or part of a non-Roth IRA to a Roth IRA, the amount converted from the non-Roth IRA will be taxable as if it had been distributed to you in the year of distribution or transfer from the non-Roth IRA. If you made non-deductible contributions to any Regular IRA, part of the amount taken out of a Regular IRA for conversion will be taxable and part will be non-taxable. (Use IRS Form 8606 to determine how much of the withdrawal from your Regular IRA is taxable and how much is non-taxable). The taxable portion of the amount converted is includable in your income for the year of conversion.

Amounts properly converted from a non-Roth IRA to a Roth IRA are generally not subject to the 10% early withdrawal penalty. However, if you make a conversion to a Roth IRA, but keep part of the money for any reason, that amount will be taxable in the year distributed from the non-Roth IRA and the taxable portion may be subject to the 10% early withdrawal penalty.

You should consult with your tax advisor to ensure that you receive the tax benefits you desire before you contribute to a Roth IRA, convert to a Roth IRA or take distributions from a Roth IRA. It will also be important for you to keep track of and report any regular or conversion contributions you make to your Roth IRAs as required by the IRS. Conversion contributions, recharacterizations of conversions and distributions from a Roth IRA must be reported on IRS Form 8606.

F. Recharacterization of IRA and Roth IRA Contributions

IRA owners are permitted to treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year in a process known as "recharacterization". A recharacterization is accomplished by an individual who has made a contribution to an IRA of one type for a taxable year, electing to treat the contribution as having been made to a second IRA of a different type for the taxable year. To accomplish the recharacterization, a trustee-to-trustee transfer from the first IRA to the second IRA must be made on or before the due date (including extensions) for filing the individual's Federal income tax return for the taxable year for which the contribution was made to the first IRA. Any net income attributable to the recharacterized contribution must also be transferred to the second IRA. Once the transfer is made, the election is irrevocable. The effect of recharacterizing a contribution is that it is treated as having been originally contributed to the second IRA on the same date and (in the case of a regular contribution) for the same taxable year that the contribution was made to the first IRA. If you elect to recharacterize a contribution, you must report the recharacterization and treat the contribution as having been made to the second IRA, instead of the first, on your Federal income tax return.

Reconversion Rules. If you convert a non-Roth IRA to a Roth IRA and then recharacterize it back to a non-Roth IRA, you are not permitted by IRS rules to reconvert the amount from the non-Roth IRA back to a Roth IRA before the beginning of the taxable year following the taxable year in which the amount was converted to a Roth IRA or, if later, the end of the 30-day period beginning on the day on which you recharacterized the Roth IRA to a non-Roth IRA. This rule will apply even if you were not eligible to make the original conversion because of your AGI or tax filing status. If you attempt a reconversion prior to the time permitted, it will be treated as a "failed conversion". The remedy for a failed conversion is recharacterization to a non-Roth IRA. If the failed conversion is not corrected, it will be treated as a regular contribution to a Roth IRA and thus, may be an excess contribution subject to a 10% excise tax for each tax year it remains in the Roth IRA to the extent it exceeds the maximum regular Roth IRA contribution permitted for the tax year. (See Part III. G., Excess Contributions, below). Also, the failed conversion will be subject to the 10% premature distribution penalty tax, unless corrected or an exception to that tax applies. Consult with your tax advisor before attempting a "reconversion".

G.   Excess Contributions

There is a 10% IRS penalty tax on IRA contributions made in excess of permissible contribution limits. However, excess contributions made in one year may be applied against the contribution limits in a later year if the contributions in the later year are less than the limit. This penalty tax can be avoided if the excess amount, together with any earnings on it, is returned to you before the due date of your tax return for the year for which the excess amount was contributed. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution penalty tax (see Part III, Premature IRA Distributions). The 10% excess contribution penalty tax will apply to each year the excess amount remains in the IRA Plan, until it is removed either by having it returned to you or by making a reduced contribution in a subsequent year. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction). If a taxpayer transfers amounts contributed for a tax year to a Regular IRA (and any earnings allocated to such amounts) to a Roth IRA by the due date for filing the return for such tax year (including extensions), the amounts are not included in the taxpayer's gross income to the extent that no deduction was allowed for the contribution (see Part III. F. Recharacterization of IRA and Roth IRA Contributions above).

Excess Contributions to a Roth IRA: If you are ineligible and convert a Regular IRA to a Roth IRA, all or a part of the amount you convert may be an excess contribution. (Examples may include conversions made when your Roth AGI exceeds


                                     -C:7-

$100,000 or because you fail to timely make the rollover contribution from the Regular IRA to the Roth IRA). You may also have an excess contribution if your conversion is a "failed conversion" that is not timely corrected. You will have an excess contribution if the ineligible amounts you convert and the contributions you make to all your IRAs for the tax year exceed your IRA contribution limits for the year. To avoid the 10% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before the due date of your tax return (plus extensions) or recharacterize the contribution, if permitted (see Part III. F. Recharacterization of IRA and Roth IRA Contributions above).

H.   Loans and Prohibited Transactions

You may not borrow from your IRA Plan (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA Plan, and its full value (or taxable portions of your Roth IRA or non-deductible Regular IRA) would be includable in your taxable income in the year of violation. This amount would also be subject to the 10% penalty tax on premature distributions. Your IRA Plan will similarly be disqualified if you or your beneficiary engage in any transaction prohibited by Section 4975 of the Internal Revenue Code. A pledge of your IRA as security for a loan will cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

I.   Taxation of Regular IRA Distributions

Any cash distribution from your IRA Plan, other than a Roth IRA, is normally taxable as ordinary income. All IRAs of an individual are treated as one contract. All distributions during a taxable year are treated as one distribution; and the value of the contract, income on the contract, and investment in the contract is computed as of the close of the calendar year with or within which the taxable year ends. If an individual withdraws an amount from an IRA during a taxable year and the individual has previously made both deductible and non-deductible IRA contributions, the amount excludable from income for the taxable year is the portion of the amount withdrawn which bears the same ratio to the amount withdrawn for the taxable year as the individual's aggregate non-deductible IRA contributions bear to the balance of all IRAs of the individual.

J.   Taxation of Roth IRA Distributions

"Qualified distributions" from a Roth IRA are not included in the owner's gross income and are not subject to the additional ten percent (10%) early withdrawal penalty tax. To be a "qualified distribution," the distribution must satisfy a 5-year holding period and meet one of the following four requirements: (1) be made on or after the date on which the individual attains age 59 1/2; (2) be made to a beneficiary or the individual's estate on or after the individual's death; (3) be attributable to the individual being disabled; or (4) be a distribution to pay for a "qualified" first home purchase (up to a lifetime limit of $10,000). The 5-year holding period for escaping inclusion in income begins with the first day of the tax year in which any contribution (including a conversion from a Regular IRA) is made to a Roth IRA of the owner. If the Roth IRA owner dies, this 5-taxable-year period is not redetermined for the Roth IRA while it is held in the name of a beneficiary or a surviving spouse who treats the decedent's Roth IRA as his or her own. However, a surviving spouse who treats the Roth IRA as his or her own, must receive any distributions as coming from the surviving spouse's own Roth IRA, thus it cannot be treated as being received by a beneficiary on or after the owner's death for purposes of determining whether the distribution is a "qualified distribution".

If a distribution from a Roth IRA is not a "qualified distribution" and it includes amounts allocable to earnings, the earnings distributed are includable in taxable income and may be subject to the 10% premature distribution penalty if the owner is under age 59 1/2. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made. Only the portion of the conversion includable in income as a result of the conversion would be subject to the penalty tax under this rule. The 5-taxable-year period for this purpose is determined separately for each conversion contribution and may not be the same as the 5-taxable-year period used to determine whether a distribution from a Roth IRA is a "qualified distribution" or not. For this reason it is important that you keep track of when your conversion contributions are made to your Roth IRA. (See
Part III. L., Premature IRA Distributions).

Unlike Regular IRAs, distributions from Roth IRAs come first from regular contributions, then converted amounts on a first-in first-out basis, and last from earnings. Any distributions made before 2001 which are attributable to 1998 conversion contributions for which the 4-year income-tax spread is being utilized, will result in an acceleration of taxable income in the year of distribution up to the amount of the distribution allocable to the 1998 conversion. This amount is in addition to the amount otherwise includable in gross income for that taxable year as a result of the conversion, but not in excess of the amount required to be included over the 4-year period. This tax treatment would likewise apply in the case of distributions made by a surviving spouse who elects to continue the 4-year spread on death of the original owner of the Roth IRA. Generally, all Roth IRAs (both regular Roth IRAs and Roth Conversion IRAs) must be treated as one for purposes of determining the taxation of distributions. However, if a Roth IRA is held by an individual as beneficiary of a deceased Roth IRA owner, the 5-taxable-year period used to determine whether distributions are qualified or not is determined independently of the 5-year-taxable period for the beneficiary's own Roth IRAs. However, if a surviving spouse elects to treat the Roth IRA as his or her own, the 5-year-taxable period for all of the surviving spouse's Roth IRAs is the earlier of the end of either the 5-taxable-year period for the decedent or that applicable to the surviving spouse's own Roth IRAs.

The rules for taxing non-qualified distributions and premature distributions of conversion amounts from a Roth IRA are complex. To ensure that you receive the tax result you desire, you should consult with your tax advisor before taking a distribution from a Roth IRA.

K.   Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under Code Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

                                     -C:8-

L.   Premature IRA Distributions

There is a 10% penalty tax on taxable amounts distributed from your IRA (including the taxable portion of any non-qualified distributions from a Roth IRA, or if you receive a distribution of conversion amounts within the 5-year period beginning with the year of the conversion, any amounts distributed that were originally taxable as a result of the conversion) prior to the attainment of age 59 1/2, except for: (1) distributions made to a beneficiary on or after the owner's death; (2) distributions attributable to the owner's being disabled as defined in Code Section 72(m)(7); (3) distributions that are part of a series of substantially equal periodic payments (made at least annually) for the life of the annuitant or the joint lives of the annuitant and his or her beneficiary;
(4) distributions made for medical expenses which exceed 7.5% of the annuitant's adjusted gross income; (5) distributions made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) distributions made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) qualified first-time home buyer distributions made (up to a lifetime maximum of $10,000) used within 120 days of withdrawal to buy, build or rebuild a first home that is the principal residence of the individual, his or her spouse, or any child, grandchild, or ancestor of the individual or spouse, or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty. (But see Roth IRA exceptions below).

Distributions from a SIMPLE Plan during the two-year period beginning on the date the employee first participated in the employer's SIMPLE Plan will be subject to a 25% (rather than 10%) premature distribution penalty tax.

Distributions from a Roth IRA made before the expiration of the applicable 5 year holding period (see Taxability of Roth IRA Distributions) are not treated as qualified distributions and are subject to the 10% penalty tax to the extent they are includable in taxable income. In addition, any conversion amounts distributed within the 5-year period beginning with the year in which the conversion occurred, are subject to the 10% penalty tax even if the distribution is not currently taxable as income, unless one of the above mentioned exceptions to the penalty tax applies. The penalty tax will only apply to the amount of the conversion that was includable in income as a result of the conversion (i.e., it will not apply to non-deductible contributions that were converted from the Regular IRA).

M. Minimum Required Distributions (See Part II. F.1. and F.2., Non-Roth IRA Minimum Distribution Requirements and Roth IRA Minimum Distribution Requirements.)

If a minimum distribution is not made from your IRA (including a Roth IRA) for a tax year in which it is required, the excess, in any taxable year, of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

N.   Tax Filing-Regular IRAs

You are not required to file a special IRA tax form for any taxable year (1) for which no penalty tax is imposed with respect to the IRA Plan, and (2) in which the only activities engaged in, with respect to the IRA Plan, are making deductible contributions and receiving permissible distributions. Information regarding such contributions or distributions will be included on your regular Form 1040. In some years, you may be required to file Form 5329 and/or Form 8606 in connection with your Regular IRA. Form 5329 is filed as an attachment to Form 1040 or 1040A for any tax year that special penalty taxes apply to your IRA. If you make non-deductible contributions to a regular IRA, you must designate those contributions as non-deductible on Form 8606 and attach it to your Form 1040 or 1040A. There is a $100 penalty each time you overstate the amount of your non-deductible contributions unless you can prove the overstatement was due to reasonable cause. Additional information is required on Form 8606 in years you receive a distribution from a Regular IRA. There is a $50 penalty for each failure to file a required Form 8606 unless you can prove the failure was due to reasonable cause. For further information, consult the instructions for Form 5329 (Additional Taxes Attributable to Qualified Retirement Plans (including
IRAs), Annuities, and Modified Endowment Contracts), Form 8606 and IRS Publication 590.

O.   Tax Filing-Roth IRA

It is your responsibility to keep records of your regular and conversion contributions to a Roth IRA and to file any income tax forms the Internal Revenue Service may require of you as a Roth IRA owner. You will need this information to calculate your taxable income if any, when distributions from the Roth IRA begin. For example, conversion contributions must be reported to the Service on Form 8606. Form 5329 is required to be filed to the Service by you to report and remit any penalty or excise taxes. Consult the instructions to your tax return or your tax advisor for additional reporting requirements that may apply. Additional information is also available in IRS Publication 590.

Part IV. STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your IRA, SEP IRA, SIMPLE IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the IRA, SEP IRA, SIMPLE IRA or Roth IRA.


The issuer of an individual retirement annuity will furnish annual calendar year reports concerning the status of the annuity and such information concerning required minimum distributions as is required by the Commissioner of Internal Revenue.

Part V. FINANCIAL DISCLOSURE


Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.


                                     -C:9-

OPTIONS & DISCLOSURE
AMERITAS VARIABLE LIFE INSURANCE COMPANY
(we, us, our, the Company)                                  403(b) TAX-SHELTERED
                    for annuity policies issued as a:    ANNUITY  ("TSA") POLICY

If this policy is purchased by the policyowner or his/her employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b), distributions under the policy are limited as follows, notwithstanding policy language to the contrary:

A. Distributions attributable to contributions made and interest accruing after December 3l, 1988, pursuant to a salary reduction agreement within the meaning of IRC Section 402(g)(3)(c) may be paid only:

     1. when the employee attains age 59 1/2, separates from service, dies, or becomes disabled within the meaning of IRC Section 72(m)(7); or

     2. in the case of hardship. (Hardship distributions may not be made from any income earned after December 31, 1988, which is attributable to salary reduction contributions regardless of when the salary reduction contributions were made.)

B. Distributions attributable to funds transferred from IRC Section 403(b)(7) custodial account may be paid or made available only:

     1. When the employee attains age 59 1/2, separates from service, dies or becomes disabled within the meaning of IRC Section 72(m)(7); or

     2. in the case of financial hardship. Distributions on account of financial hardship will be permitted only with respect to the following amounts:

          (i) benefits accrued as of December 31, 1988, but not earnings on those amounts subsequent to that date.

          (ii) contributions made pursuant to a salary reduction agreement within the meaning of IRC Section 3121(a)(1)(D) after December 31, 1988, but not as to earnings on those contributions.

                                     -C:10-

       IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:

                    Ameritas Variable Life Insurance Company
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                              variable.ameritas.com


                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we will send you the form you need.

------------------------------------------ -----------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

        A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus contains more details concerning the disclosures in this prospectus.


        For a free copy, access it on the SEC's Web site (www.sec.gov, select "Filings", type "Ameritas Variable"), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

                                            Begin on
                                              Page
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General Information and History                1
Services
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Purchase of Securities Being Offered           2
Underwriters
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Our Performance Reports
  Yields
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Additional Tax Information                     6
  General
  Withholding Tax on Distributions
  Diversification
  Owner Control
  Multiple Contracts
  Partial 1035 Exchanges
  Contracts Owned by other than Natural
      Persons
  Death Benefits
  Tax Treatment of Assignments
  Qualified Plans
  Tax Treatment of Withdrawals
  Types of Qualified Plans
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Other Information                              12
Service Marks & Copyright
Financial Statements
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OVERTURE ANNUITY II and III
                                    Last Page

Statement of Additional Information: May 1, 2003
to accompany Policy Prospectus dated:  May 1, 2003
OVERTURE ANNUITY II and III(sm)
Flexible Premium
Deferred Variable Annuity Policies
                  Ameritas Variable Life Insurance Company Separate Account VA-2


         TABLE OF CONTENTS                       Page

General Information and History....................1
Services

Purchase of Securities Being Offered...............2
Underwriters
Calculation of Performance
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Our Performance Reports
    Yields

Additional Tax Information.........................6
    General
    Withholding Tax on Distributions
    Diversification
    Owner Control
    Multiple Contracts
    Partial 1035 Exchanges
    Contracts Owned by other than Natural Persons
    Death Benefits
    Tax Treatment of Assignments
    Qualified Plans
    Tax Treatment of Withdrawals
    Types of Qualified Plans

Other Information.................................12
Service Marks & Copyright
Financial Statements

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us through our Web site at variable.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Variable Life Insurance Company Separate Account VA-2 is a separate investment account of Ameritas Variable Life Insurance Company ("we, us, our, AVLIC"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are owned by AMAL Corporation ("AMAL"), a joint venture holding company. AMAL is an indirect majority-interest owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas Life Insurance Corp., Nebraska's first insurance company - in business since 1887, and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. We issue life insurance and annuities throughout the United States (except New York), with an emphasis on products with variable investment options in underlying portfolios managed by advisors of nationally prominent mutual fund companies.


                                    SERVICES


The financial statements of Ameritas Variable Life Insurance Company as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of the Subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 2002, and for each of the periods in the two year period then ended, included in this Statement of Additional Information have been audited by , 1248 "O" Street Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.


                                     SAI:1

                      PURCHASE OF SECURITIES BEING OFFERED

The Policies are no longer being sold. The Overture Annuity II flexible premium variable deferred annuity policy was sold from the fall of 1990 until mid-1993. The Overture Annuity III flexible premium variable deferred annuity policy was sold from mid-1993 until mid-1996. These Policies were sold by licensed insurance agents in states where the Policies could be lawfully sold. The agents who sold the policies were registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD), as are the agents that continue to service these Policies. We currently sell three different variable annuity products: the Overture Acclaim!, Annuity III-Plus, and Medley!


                                  UNDERWRITERS


The Policy was offered continuously and was distributed by Ameritas Investment Corp. ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. AIC is also a subsidiary of AMAL Corporation, and therefore is an affiliate of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute policies.

                                                            ----------------- ------------------ -------------------
                                                     YEAR:        2000              2001                2002
----------------------------------------------------------- ----------------- ------------------ -------------------
Variable annuity commission we paid to AIC that was paid     $18,802,555         $9,692,554          $9,339,872
to other broker-dealers and representatives (not kept by
AIC).
----------------------------------------------------------- ----------------- ------------------ -------------------
Variable annuity commission earned and kept by AIC.              $60,942            $14,551             $57,323
----------------------------------------------------------- ----------------- ------------------ -------------------
Fees we paid to AIC for variable annuity Principal              $688,972           $332,428            $200,538
Underwriter services.

----------------------------------------------------------- ----------------- ------------------ -------------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

                                     SAI:2

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee and administrative expense charge and the current annual Policy Fee. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Our Performance Reports
The standardized average annual total returns for each investment portfolio (except the Ameritas Money Market Subaccount) for the periods indicated are as follows (more recent returns may be more or less than the stated returns due to market volatility):


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDING ON 12/31/2002

(Reflects current Policy charges and withdrawal charges.)

Based on a $1,000 investment. Reflects these expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 1.25% and administrative expense charge of 0.20%. Also reflects a current Policy Fee of $36 (the current Policy Fee for the Annuity III Policy is $36; for the Annuity II policy it's $30), and the withdrawal charge applicable for the period shown.


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Subaccount (inception date)                                                                  Ten Year or, if less,
(inception date of underlying series fund                  One Year           Five Year         Since Inception
portfolio where  Subaccount has less than               Surrender Policy    Surrender Policy      Surrender Policy
10 year's experience.)
-------------------------------------------------------------------------------------------------------------------

ALGER
o        Alger American Balanced (5/1/93)                 -22.98                 2.20                 6.96
o        Alger American Leveraged AllCap (8/1/95)         -44.34                -2.46                 3.21
AMERICAN CENTURY
o        VP Income & Growth (1/1/2001)                    -29.97                  N/A               -23.30
AMERITAS PORTFOLIOS (subadvisor)
o        Ameritas Emerging Growth (MFS Co.)(8/1/95)       -44.74               -11.75                -1.14
o        Ameritas Growth (Fred Alger) (5/1/92)            -43.70                -6.61                 5.75
o        Ameritas Growth With Income (MFS Co.) (5/1/97)   -32.66               -10.35                -5.62
o        Ameritas Income & Growth (Fred Alger) (5/1/92)   -40.91                -3.28                 6.48
o        Ameritas Index 500 (State Street) (8/1/95)       -32.86                -7.55                 3.21
o        Ameritas MidCap Growth (Fred Alger) (5/3/93)     -40.37                -0.81                 9.59
o        Ameritas Research (MFS Co.) (5/1/97)             -35.26               -10.09                -6.22
o        Ameritas Select (Harris/Oakmark) (1/1/2001)      -24.70                  N/A                -6.76
o        Ameritas Small Capitalization (McStay) (5/1/92)  -45.64               -20.12                -5.46
o        Ameritas Small Company Equity (Babson) (1/1/2001)-18.05                  N/A                 3.46
CALVERT PORTFOLIOS
o        CVS Income (5/1/2002)                               N/A                  N/A                -2.31
o        CVS Social Balanced (5/1/2000)                   -22.84                  N/A               -17.61
o        CVS Social Equity (5/1/2002)                        N/A                  N/A               -30.69
o        CVS Social International Equity (5/1/2000)       -25.61                  N/A               -30.39
o        CVS Social Mid Cap Growth (5/1/2000)             -38.72                  N/A               -24.63
o        CVS Social Small Cap Growth (5/1/2000)           -33.11                  N/A               -14.74
DREYFUS
o        MidCap Stock - Service Shares (11/1/2002)           N/A                  N/A               -50.13

                                     SAI:3

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Subaccount (inception date)                                                                  Ten Year or, if less,
(inception date of underlying series fund                  One Year           Five Year         Since Inception
portfolio where  Subaccount has less than               Surrender Policy    Surrender Policy      Surrender Policy
10 year's experience.)
-------------------------------------------------------------------------------------------------------------------
FIDELITY (Initial Class)
o        VIP Asset Manager (12/1/89)                      -19.46                -4.60                 3.30
o        VIP Asset Manager: Growth (8/1/95)               -26.17                -8.20                 0.66
o        VIP Contrafund(R)(8/1/95)                        -20.07                -1.92                 4.77
o        VIP Equity-Income (10/23/87)                     -27.57                -5.98                 6.53
o        VIP Growth (10/23/87)                            -40.58                -6.80                 4.96
o        VIP High Income (10/23/87)                        -7.43               -14.08                -1.28
o        VIP Investment Grade Bond (6/1/91)                -0.61                 2.42                 3.60
o        VIP Overseas (10/23/87)                          -30.87               -11.33                 0.33
INVESCO FUNDS
o        VIF-Dynamics (1/1/2001)                          -42.35                  N/A               -43.04
MFS
o        New Discovery (11/1/99)                          -42.08                  N/A               -11.82
o        Strategic Income (8/1/95)                         -2.53                -0.86                -1.41
o        Utilities (8/1/95)                               -33.31                -7.16                 3.29
SALOMON BROTHERS
o        Variable All Cap (1/1/2001)                      -35.59                  N/A               -21.74
SUMMIT PINNACLE SERIES
o        Nasdaq-100 Index (1/1/2001)                      -47.88                  N/A               -47.01
o        Russell 2000 Small Cap Index (1/1/2001)          -31.63                  N/A               -19.58
o        S & P Mid Cap 400 Index (1/1/2001)               -25.79                  N/A               -17.19
THIRD AVENUE
o        Third Avenue Value (1/1/2001)                    -21.43                  N/A                -7.38
VAN KAMPEN
o        Emerging Markets Equity - Class I (5/1/97)       -19.63               -12.88               -14.85
o        Global Value Equity - Class I (5/1/97)           -27.49                -5.94                -2.69
o        International Magnum - Class I (5/1/97)          -27.44               -11.80               -10.91
o        U.S. Real Estate - Class I (5/1/97)              -11.60                -1.17                3.008

-------------------------------------------------------------------------------------------------------------------

The non-standardized average annual total returns that each Subaccount (except any Money Market Subaccount) would have achieved if it had been invested in the corresponding series fund portfolio for the periods indicated, calculated in a manner similar to standardized average annual total return (more recent returns may be more or less than the stated returns due to market volatility) are:


NON-STANDARDIZED "ADJUSTED HISTORICAL" AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING ON 12/31/2002


(Reflects base Policy charges that are applicable to the Separate Account only; e.g., no Policy fee, and no withdrawal charges. Also reflects experience of the Subaccount underlying portfolio for periods beyond the Subaccount's own inception date.)

(Computed on the same basis as Standardized total return except no Policy fee is reflected, and no withdrawal charges are reflected since the Policy is intended for long term investment.) Reflects these expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 1.25%, and administrative expense charge of 0.20%.

-------------------------------------------------------------------------------------------------------------------
Subaccount (inception date)                                                                  Ten Year or, if less,
(inception date of underlying series fund                  One Year           Five Year         Since Inception
portfolio where  Subaccount has less than               Continue Policy    Continue Policy      Continue Policy
10 year's experience.)
-------------------------------------------------------------------------------------------------------------------

ALGER
o        Alger American Balanced (9/5/89)                 -13.38                 5.95                 8.19
o        Alger American Leveraged AllCap (1/25/95)        -34.74                 1.97                12.15
AMERICAN CENTURY
o        VP Income & Growth (10/30/97)                    -20.37                -1.83                -0.43
AMERITAS PORTFOLIOS (subadvisor)
o        Ameritas Emerging Growth (MFS Co.) (7/24/95)     -35.14                -5.46                 2.78
o        Ameritas Growth (Fred Alger) (1/9/89)            -34.10                -1.43                 7.75
o        Ameritas Growth With Income (MFS Co.)(10/9/95)   -23.06                -4.39                 4.11
o        Ameritas Income & Growth (Fred Alger)(11/15/88)  -31.31                 1.29                 8.37
o        Ameritas Index 500 (State Street) (8/1/95)       -23.26                -2.19                 6.28
o        Ameritas MidCap Growth (Fred Alger) (5/3/93)     -30.77                 3.36                11.17
     o   Ameritas Research (MFS Co.) (7/26/95)            -25.66                -4.18                 3.31
o        Ameritas Select (Harris/Oakmark)(1/1/2001)       -15.10                  N/A                 0.06
o        Ameritas Small Capitalization (McStay)(9/21/88)  -36.04               -11.42                -0.72
o        Ameritas Small Company Equity (Babson)(1/1/2001)  -8.45                  N/A                 9.66

                                     SAI:4

CALVERT PORTFOLIOS
o        CVS Income (4/30/2002)                              N/A                  N/A                  N/A
o        CVS Social Balanced (9/2/86)                     -13.24                -0.48                 5.32
o        CVS Social Equity (3/30/2002)                       N/A                  N/A                  N/A
o        CVS Social International Equity (6/30/92)        -16.01                -4.74                 3.04
o        CVS Social Mid Cap Growth (7/16/91)              -29.12                -1.61                 4.49
o        CVS Social Small Cap Growth (3/15/95)            -23.51                -0.24                 3.13
DREYFUS
o        MidCap Stock - Service Shares (11/1/2002)        -13.78                  N/A                -1.03
FIDELITY (Initial Class)
o        VIP Asset Manager (9/6/89)                        -9.86                 0.19                 5.71
o        VIP Asset Manager: Growth (1/3/95)               -16.57                -2.70                 5.64
o        VIP Contrafund(R)(1/3/95)                        -10.47                 2.42                10.87
o        VIP Equity-Income (10/9/86)                      -17.97                -0.92                 8.41
o        VIP Growth (10/9/86)                             -30.98                -1.59                 7.09
o        VIP High Income (9/19/85)                          2.16                -7.20                 2.16
o        VIP Investment Grade Bond (12/5/88)                8.98                 6.13                 5.96
o        VIP Overseas (1/28/87)                           -21.27                -5.14                 3.37
INVESCO FUNDS
o        VIF-Dynamics (8/27/97)                           -32.75                -4.23                -3.32
MFS
o        New Discovery (5/1/98)                           -32.48                  N/A                 1.58
o        Strategic Income (6/14/94)                         7.06                 3.31                 3.44
o        Utilities (1/3/95)                               -23.71                -1.87                 7.86
SALOMON BROTHERS
o        Variable All Cap (2/1/98)                        -25.99                  N/A                 3.05
SUMMIT PINNACLE SERIES
o        Nasdaq-100 Index (4/26/2000)                     -38.28                  N/A               -38.92
o        Russell 2000 Small Cap Index (4/26/2000)         -22.03                  N/A                -9.54
o        S & P Mid Cap 400 Index (5/3/99)                 -16.19                  N/A                -0.85
THIRD AVENUE
o        Third Avenue Value (9/21/99)                     -11.83                  N/A                12.81
VAN KAMPEN
o        Emerging Markets Equity - Class I  (10/1/96)     -10.03                -6.31                -5.60
o        Global Value Equity - Class I (1/2/97)           -17.89                -0.89                 2.10
o        International Magnum - Class I (1/2/97)          -17.84                -5.50                -3.68
o        U.S. Real Estate - Class I (3/3/97)               -2.00                 3.05                 5.38

-------------------------------------------------------------------------------------------------------------------

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                           YIELD=2[(a - b +1)6 - 1]
                                     cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $30,000, so no Policy fee is currently applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

                                     SAI:5

Any current yield quotations of the Ameritas Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The Ameritas Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Ameritas Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.


                                 As of 12/31/2002
         Reflecting current charges              Yield       Effective Yield
         Ameritas Money Market Subaccount       -0.01%          -0.01%


The Ameritas Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in the Ameritas Money Market Subaccount nor that Subaccount's investment in the Ameritas Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                           ADDITIONAL TAX INFORMATION

NOTE: This information should not be substituted for the advice of a personal tax advisor. We do not make any guarantee regarding the tax status of any Policy or transaction involving the Policy. Purchasers bear the complete risk that the Policy may not be treated as "annuity contracts" under federal income tax laws. The following discussion is not exhaustive and special rules not described in the Policy prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General
Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in Policy value until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total withdrawal or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Policy. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the Policy's cost basis is withdrawn. For Policies issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.


For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payment based on a fixed annuity income option (paid in periodic installments over a period of more than one year) is determined by multiplying the payment by the ratio that the cost basis of the Policy (the amount of the investment adjusted for any period certain or refund feature) bears to the expected return under the Policy. Payments received after the investment in the Policy has been recovered (i.e. when the total of the excludable amounts equals the investment in the Policy) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Policy within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under a Policy should seek competent financial advice about the tax consequences of distributions.


                                     SAI:6

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us.

Withholding Tax on Distributions
The Code generally requires us (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from Policies issued under certain types of qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a), 403(a) or 457 of the Code, or from a tax sheltered annuity qualified under Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Policy other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification
Section 817(h) of the Code provides that in order for a variable annuity policy based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such policy must be "adequately diversified." The Treasury regulations issued under Section 817(h) (Treas. Reg. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Separate Account. The Separate Account, through the series funds and their portfolios, intends to comply with those diversification requirements. We and the series funds have entered into agreements regarding participation in the series funds that require the series funds and their portfolios to comply with the Treasury regulations.

Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Policy owner control of the investments of the Separate Account will cause the Policy owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment of the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to receipt of payments under the Policy.


Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

                                     SAI:7

Multiple Contracts
The Code provides that multiple annuity contracts which are acquired for a single consideration, such as an obligation to pay an annuity to an individual for his life, accompanied by an obligation to pay an annuity to a separate individual for his life, there being a single consideration paid for both obligations (whether paid by one or more persons in equal or different amounts, and whether paid in a single sum or otherwise) are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.


Partial 1035 Exchanges
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The Internal Revenue Service has stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other than Natural Persons
Under Section 72(u) of the Code, the investment earnings on policy premiums will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by certain qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Policy to be owned by a non-natural person.

Death Benefits

Any death benefits paid under the Policy are taxable to the beneficiary. The rules governing the taxation of payments from an annuity policy, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply. To be treated as an annuity contract, a contract must provide that: (1) if any holder dies: (a) on or after the annuity starting date, and (b) before the entire interest in the contract has been distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the holder dies before the annuity starting date the entire interest must be distributed within five years of his death. If the beneficiary is the surviving spouse of the contract holder, then the surviving spouse will be considered the contract holder, making it possible to continue the deferral of tax on the accrued and future income under the contract until payments are made to the surviving spouse.


Tax Treatment of Assignments
An assignment or pledge of a Policy may have tax consequences, and may also be prohibited by the Code (particularly for tax-qualified plans) and ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Policy.

Qualified Plans
The Policy offered by the Prospectus is designed to be suitable for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Policies issued to fund the plan.

Tax Treatment of Withdrawals

                               Non-Qualified Plans

Section 72 of the Code governs treatment of distributions from annuity policies. It provides that if the policy value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's

                                     SAI:8
gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982; or under certain other limited circumstances set forth in Code Section 72(q)(2).


With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

                                 Qualified Plans
In the case of a withdrawal under a qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified Policy. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Policies issued and qualified under Code Sections 401 (Pension and Profit Sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (IRAs) and 457 (governmental plans). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Policy; (8) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the policy owner or annuitant (as applicable) and his or her spouse and dependents if the policy owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the policy owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (10) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on

                                     SAI:9
withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) qualified plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Types of Qualified Plans

The Policy is designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Policy, unless we specifically consent to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policy comply with applicable law.

A qualified Policy will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Policy has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. The following are general descriptions of the types of qualified plans with which annuity policies may be used. Refer to the Policy and Prospectus to determine those qualified plans with which this Policy may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Policy issued under a qualified plan.

Policies issued pursuant to qualified plans include special provisions restricting Policy provisions that may otherwise be available as described herein. Generally, Policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies. (See "Tax Treatment of Withdrawals - Qualified Contracts" above.)


Federal law requires that optional annuity benefits provided under an employer's deferred compensation plan do not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Policies sold by the Company in connection with certain qualified plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


                                     SAI:10

Tax-Sheltered Annuities
Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Policy for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Policy. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are allowed under this Policy. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Individual Retirement Annuities
Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of Policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Policies to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Contributions to a Roth IRA are limited to a maximum of $3,000 per year for tax years 2003 and 2004. The contribution limit is increased to $4,000 for tax years 2005 through 2007 and $5,000 for 2008 and thereafter. For individuals who have reached the age of 50 before the close of the tax year, the contribution limit is increased to $3,500 per year for tax years 2003 through 2004, $4,500 for 2005, $5,000 for 2006 and 2007, and $6,000 for 2008 and thereafter. These payments are non deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. The annual limitations continue to apply to all of the taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.


Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.


Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless (a) the individual is not married and has adjusted gross income over $100,000, (b) the individual is married and together with his or her spouse, they have adjusted gross income of over $100,000, or (c) the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.


Pension and Profit-Sharing Plans
Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Policy to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits,

                                     SAI:11
withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Non-Qualified Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. In some circumstances, a Section 457 governmental plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. No catch-up contributions are permitted under a non-governmental Section 457 Plan. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a plan of a governmental employer in existence on or after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirement any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a plan of a governmental employer if the plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a plan are prohibited under Section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a plan under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis. Rather, the deferred compensation is taxable to the participant on the earliest date that the amounts are distributed or made available to the participant, regardless of whether the participant elects to begin receiving distributions.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Information in the prospectus and this Statement are intended to be summaries. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web site at www.sec.gov, select "Filings" and type in "Ameritas Variable" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-800-SEC-0330 for details and public hours.)


                            SERVICE MARKS & COPYRIGHT

"Ameritas" and the bison symbol are registered service marks of Ameritas Life Insurance Corp., which licenses their use to Ameritas Variable Life Insurance Company. "OVERTURE ANNUITY II", and "OVERTURE ANNUITY III" are registered service marks of Ameritas Variable Life Insurance Company. The Policies and Policy prospectus are copyrighted by Ameritas Variable Life Insurance Company.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.


                                     SAI:12

   PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits (To be filed by 485(b) amendment.)

     a) Financial Statements:

     The financial statements of the subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 and Ameritas Variable Life Insurance Company are filed in Part B. They include:

     Subaccounts of Ameritas Variable Life Insurance Company Separate
     Account VA-2:
     -    Report of Deloitte & Touche LLP, independent auditors.
     -    Statements of Net Assets as of December 31, 2002.
     - Statements of Operations for the periods ended December 31, 2002 and 2001.
     - Statements of Changes in Net Assets for the periods ended December 31, 2002 and 2001.
     - Notes to Financial Statements for the periods ended December 31, 2002 and 2001.

     Ameritas Variable Life Insurance Company:
     -    Report of Deloitte & Touche LLP, independent auditors.
     -    Balance Sheets as of December 31, 2002 and 2001.
     - Statements of Operations for the years ended December 31, 2002, 2001 and 2000.
     - Statements of Comprehensive Income for the years ended December 31, 2002, 2001 and 2000.
     - Statements of Stockholder's Equity for the years ended December 31, 2002, 2001 and 2000.
     - Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000.
     - Notes to Financial Statements for the years ended December 31, 2001, 2001 and 2000.

All schedules of Ameritas Variable Life Insurance Company for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Financial Statements and therefore have been omitted.

There are no financial statements included in Parts A or C.

     b)  Exhibits

     Exhibit
     Number       Description of Exhibit
     (1)          Resolution of Board of Directors of Ameritas Variable Life Insurance Company
                  Establishing Ameritas Variable Life Insurance Company Separate Account VA-2. 1
     (2)          Not applicable.
     (3) (a)      Principal Underwriting Agreement. 2
     (3) (b)      Form of Selling Agreement. 3
     (4)          Form of Variable Annuity Contract. 4
     (5)          Form of Application for Variable Annuity Contract. 4
     (6) (a)      Articles of Incorporation of Ameritas Variable Life Insurance Company. 5
     (6) (b)      Bylaws of Ameritas Variable Life Insurance Company. 6
     (7)          Not Applicable.
     (8) (a)      Participation Agreement (MFS). 3
         (b)      Participation Agreement (Fidelity). 5
         (c)      Participation Agreement (Alger American). 5
         (d)      Participation Agreement (Morgan Stanley). 3
         (e)      Participation Agreement (Calvert Variable Series, Inc. Ameritas Portfolios). 7
         (f)      Form of Participation Agreement (Calvert Variable Series, Inc. Social Portfolios). 8
         (g)      Form of Participation Agreement (American Century Variable Portfolios, Inc.). 8
         (h)      Form of Participation Agreement (INVESCO Variable Investment Funds, Inc.). 8
         (i)      Form of Participation Agreement (Salomon Brothers Variable Series Funds Inc.). 8
         (j)      Form of Participation Agreement (Summit Mutual Funds, Inc.). 8
         (k)      Form of Participation Agreement (Third Avenue Variable Series Trust). 8
         (l)      Form of Partiacipation Agreement (Dreyfus Life and Annuity Index Fund). 9
     (9)          Opinion and consent of Donald R. Stading.
     (10)(a)      Independent Auditors' Consent. (To be filed.)
     (11)         No financial statements are omitted from Item 23. (To be filed.)
     (12)         Not applicable.
     (13)         Schedule of Computation of Performance Quotations. 10
     (14)         Powers of Attorney. 11, 12


1 Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-36507, filed on September 26, 1997.
2 Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-98848, filed on February 28, 1997.
3 Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed on November 6, 1996.
4 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-98848, filed on February 27, 1998.
5 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company, Separate Account V File No. 333-15585, filed on January 17, 1997.
6 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-36507, filed on February 20, 1998.
7 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed on August 30, 1999.
8 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.
9 Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-33844, filed February 24, 2003.
10 Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-98848, filed on March 1, 2000.
11 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-46675, filed March 29, 2002.
12 Incorporated by reference to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-101274, filed November 18, 2002.

Item 25.        Directors and Officers of the Depositor

         Name and Principal             Position and Offices
         Business Address               with Depositor
         Lawrence J. Arth*              Director, Chairman of the Board and Chief Executive Officer
         William J. Atherton*           Director, President and Chief Operating Officer
         Kenneth C. Louis*              Director and Executive Vice President
         Thomas C. Godlasky**           Director, Senior Vice President and Chief Investment Officer
         JoAnn M. Martin*               Director, Vice President and Chief Financial Officer
         Gary R. McPhail**              Director and Executive Vice President
         David C. Moore*                Director
         Garrett P. Ryan***             Director
         Melinda S. Urion****           Director
         Robert C. Barth*               Controller
         Raymond M. Gilbertson*         Vice President - Corporate Compliance
         William W. Lester*             Treasurer
         Thomas N. Simpson*             Senior Vice President and National Sales Manager
         Donald R. Stading*             Secretary and General Counsel

* Principal business address: Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Indianapolis Life Insurance Company, 2960 North Meridian, Indianapolis, Indiana 46206.
**** Principal business address: AmerUs Group Company, 699 Walnut Street, Des
     Moines, Iowa 50309.

Item 26.        Organizations under common control with the depositor include:

Name of Corporation (state where organized)                            Principal Business
Ameritas Acacia Mutual Holding Company (NE)............................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corp. (MD)..............................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Property & Casualty Insurance
                      Agency, Inc. (VA)................................insurance agency
                      Acacia Service Corp. (VA)........................deposit solicitation
                      Acacia Title Agency, Inc. (VA)...................title company
                  Acacia Realty Corporation (DC).......................real estate joint venture company
                  Calvert Group. Ltd. (DE).............................holding company
                      Calvert Asset Management Company (DE)............asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer
              Acacia National Life Insurance Company (VA)..............variable life/annuity insurance company
              Acacia Realty Square, LLC (DE)...........................property management company
              Enterprise Resources, LLC (DE)...........................class II insurance sales

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              AMAL Corporation (NE)....................................a joint venture holding company between Ameritas Life
                                                                       Insurance Corp. (52.41%), AmerUs Life Insurance Company
                                                                       (33.59%), Acacia Life Insurance Company (3.60%),
                                                                       Acacia National Life Insurance Company (7.43%), and
                                                                       Acacia Financial Corp. (2.97%)
                  Ameritas Investment Corp. (NE).......................securities broker dealer, investment adviser
                  Ameritas Variable Life Insurance Company (NE)        life insurance company
                  The Advisors Group, Inc. (DE)........................securities broker-dealer, investment adviser
                      Advisors Group Insurance Agency of
                      Texas, Inc. (TX).................................broker-dealer insurance broker
                      Acacia Insurance Agency of
                      Massachusetts, Inc. (MA).........................broker-dealer insurance broker
                      The Advisors Group Insurance Agency of
                      Ohio, Inc. (OH)..................................broker-dealer insurance broker
                      The Advisors Group Insurance Agency of
                      Alabama, Inc. (AL)...............................broker-dealer insurance broker
              Ameritas Investment Advisors, Inc. (NE)..................investment adviser
              Ameritas Managed Dental Plan, Inc. (CA)..................managed care dental insurance company
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Lincoln Gateway Shopping Center, Inc. (NE)...............real estate investment and management
              Pathmark Assurance Company (NE)..........................third-party administrator and reinsurer of dental and eye care insurance plans
              Veritas Corp. (NE).......................................insurance marketing agency

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27.      Number of Contractowners

              As of December 31, 2002 there were 4,052 qualified contracts and 3,069 non-qualified contracts.

Item 28.      Indemnification

Ameritas Variable Life Insurance Company's By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

     a) Ameritas Investment Corp. which will serve as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

     b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                     Positions and Offices
          Business Address                       With Underwriter
          ----------------                       ----------------
          Lawrence J. Arth*                      Director and Chairman of the Board
          William R. Giovanni*                   Director, President and Chief Executive Officer
          Salene Hitchcock-Gear**                Director, Executive Vice President and Chief Operating Officer
          Kenneth C. Louis*                      Director, Senior Vice President
          Gary R. McPhail***                     Director, Senior Vice President
          Thomas C. Godlasky***                  Director
          Billie B. Beavers****                  Senior Vice President
          James R. Fox****                       Senior Vice President
          Michael P. Heaton****                  Senior Vice President
          William W. Lester*                     Treasurer
          Maria E. Sherffius*                    Assistant Vice President - Compliance Officer
          Donald R. Stading*                     Secretary and General Counsel
          Michael M. VanHorne****                Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: The Advisors Group, Inc., 7315 Wisconsin Avenue, Bethesda, Maryland 20814.
*** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
**** Principal business address: Ameritas Investment Corp., 440 Regency Parkway
     Drive, Suite 222, Omaha, Nebraska 68114.

     c)                       Net Underwriting        Compensation
          Name of Principal     Discounts and              on             Brokerage
           Underwriter (1)     Commissions (2)       Redemption (3)      Commissions (4)     Compensation (5)
--------------------------     ---------------       --------------      ---------------     ----------------
          Ameritas Investment
          Corp. ("AIC")           $9,339,872               $0               $57,323             $200,538

          (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
          (2)= Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
          (4)= Sales compensation received by AIC for retail sales.
          (5)= Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

     The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.  Management Services

     Not Applicable.


Item 32.  Undertakings

     1) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts my be accepted.

     2) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

     3) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     4) The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

     5) Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account VA-2 has caused this Amendment No. 14 to Registration Statement Number 33-58642 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 24th day of February, 2003.

                                        AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                               SEPARATE ACCOUNT VA-2, Registrant

                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor



                                                   By: /s/ Lawrence J. Arth *
                                                       ------------------------
                                                           Chairman of the Board

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on February 24, 2003.

         SIGNATURE                                            TITLE
     Lawrence J. Arth *                     Director, Chairman of the Board and Chief Executive Officer
     William J. Atherton *                  Director, President and Chief Operating Officer
     Kenneth C. Louis *                     Director, Executive Vice President
     Gary R. McPhail *                      Director, Executive Vice President
     Thomas C. Godlasky *                   Director, Senior Vice President and Chief Investment Officer
     JoAnn M. Martin *                      Director, Vice President and Chief Financial Officer
     David C. Moore **                      Director
     Garrett P. Ryan **                     Director
     Melinda S. Urion **                    Director
     Robert C. Barth *                      Controller
     William W. Lester *                    Treasurer

 /s/ Donald R. Stading                      Secretary and General Counsel
-------------------------
     Donald R. Stading


     * Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.
     ** Signed by Donald R. Stading under Powers of Attorney executed effective as of November 15, 2002.

                                  Exhibit Index

     Exhibit

     9        Opinion and Consent of Donald R. Stading